Registration No. 333-________

=====================================================================================

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ☐   Post-Effective Amendment No.

(Check appropriate box or boxes)

DREYFUS INSTITUTIONAL RESERVES FUNDS

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Michael A. Rosenberg, Esq.

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

Copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective on April 25, 2008 pursuant to Rule 488.

An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS INSTITUTIONAL RESERVES FUNDS

Form N-14

Cross Reference Sheet

Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.		PROSPECTUS/PROXY STATEMENT CAPTION

Part A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page
Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page
Item 3.	Synopsis Information and Risk Factors	Summary
Item 4.	Information About the Reorganization	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations
Item 5.	Information About the Registrant

Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations; Additional Information About the Dreyfus Funds and the BNY Funds; Exhibit A – Comparison of the BNY Funds and the Dreyfus Funds

Item 6.	Information About the Funds Being Acquired

Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations; Additional Information About the Dreyfus Funds and the BNY Funds; Exhibit A – Comparison of the BNY Funds and the Dreyfus Funds

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Notice of Special Joint Meeting of Shareholders; Cover Page; Voting Information
Item 8.	Interest of Certain Persons and Experts	Not Applicable
Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B		STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable
Item 12.	Additional Information About the Registrant	Statement of Additional Information of Registrant(1)
Item 13.	Additional Information About the Funds Being Acquired	Statement of Additional Information of BNY Hamilton Funds, Inc., dated April 30, 2007(2)
Item 14.	Financial Statements

Annual Reports of BNY Hamilton Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Treasury Money Fund and BNY Hamilton 100% U.S. Treasury Securities Money Fund, each a series of BNY Hamilton Funds, Inc., dated December 31, 2007(3)

PART C

Item 15.	Indemnification
Item 16.	Exhibits
Item 17.	Undertakings

_______________________

(1)	Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, filed January 14, 2008 (File No. 333-148652).
(2)	Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of BNY Hamilton Funds, Inc., filed April 30, 2007 (File No. 33-47703).
(3)

Incorporated herein by reference to the Annual Reports of BNY Hamilton Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Treasury Money Fund and BNY Hamilton 100% U.S. Treasury Securities Money Fund, each a series of BNY Hamilton Funds, Inc., filed March 7, 2008 (File No. 811-6654).

BNY HAMILTON FUNDS, INC.

c/o The Bank of New York

One Wall Street

New York, New York 10286

Dear Shareholder:

As a shareholder of one or more of the BNY Hamilton Funds listed below (each, a “BNY Fund”), you are being asked to vote on an Agreement and Plan of Reorganization for your BNY Fund to allow the BNY Fund to transfer all of its assets in a tax-free reorganization to the corresponding fund in the Dreyfus Family of Funds identified opposite your BNY Fund’s name below (each, a “Dreyfus Fund”), in exchange for shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities:

BNY Fund	Dreyfus Fund
BNY Hamilton Money Fund	Dreyfus Institutional Reserves Money Fund
BNY Hamilton U.S. Government Money Fund	Dreyfus Institutional Reserves Government Fund
BNY Hamilton Treasury Money Fund	Dreyfus Institutional Reserves Treasury Fund
BNY Hamilton 100% U.S. Treasury Securities Money Fund	Dreyfus Institutional Reserves Treasury Prime Fund
BNY Hamilton New York AMT-Free Municipal Money Fund	Dreyfus New York AMT-Free Municipal Cash Management

Each Dreyfus Fund, like each BNY Fund, is a money market fund that seeks to maintain a stable share price of $1.00. If the Agreement and Plan of Reorganization is approved and consummated for your BNY Fund, you would no longer be a shareholder of your BNY Fund, but would become a shareholder of the corresponding Dreyfus Fund, which has the same or a substantially similar investment objective and substantially similar investment management policies as your BNY Fund, as described in the enclosed materials. Each Dreyfus Fund has been established solely for the purpose of effecting the reorganization of the corresponding BNY Fund, and will carry on the business and inherit the performance and financial records of such BNY Fund. Each BNY Fund is a series of BNY Hamilton Funds, Inc. (the “BNY Hamilton Funds”). The Bank of New York (“BNY”) is each BNY Fund’s investment adviser. The Dreyfus Corporation (“Dreyfus”) is each Dreyfus Fund’s investment adviser.

As you may know, The Bank of New York Company, Inc., BNY’s former parent company, and Mellon Financial Corporation, Dreyfus’ former parent company, merged in July 2007 to form The Bank of New York Mellon Corporation (“BNY Mellon”). As a result, BNY and Dreyfus became subsidiaries of BNY Mellon and affiliates of each other. Management of BNY Mellon is currently taking steps to integrate certain of the mutual fund investment management activities of these subsidiaries. As part of the integration process, management recommended to the BNY Hamilton Funds’ Board that the BNY Funds be consolidated with the corresponding Dreyfus Funds, and that certain other series of the BNY Hamilton Funds be consolidated with certain other funds managed by Dreyfus. Management believes that the reorganizations will permit BNY Fund shareholders to pursue the same investment goals in a Dreyfus Fund that has the same or a lower total expense ratio.

After careful review, the BNY Hamilton Funds’ Board of Directors has unanimously approved each BNY Fund’s proposed reorganization. The Directors believe that the proposal set forth in the notice of meeting for each BNY Fund is important and recommend that you read the enclosed materials carefully and then vote FOR the proposal for your BNY Fund.

Your vote is extremely important, no matter how large or small your BNY Fund holdings. If you own shares of more than one BNY Fund on the record date for the meeting, please vote each proxy card separately on the proposal for each BNY Fund in which you are a shareholder.

To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.
•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.
•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.
•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

Further information about each proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call [______________].

Sincerely,
Joseph Murphy President BNY Hamilton Funds, Inc.

May 1, 2008

TRANSFER OF THE ASSETS OF

EACH BNY FUND

TO AND IN EXCHANGE FOR SHARES OF

A CORRESPONDING DREYFUS FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Combined Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganizations.

WHAT WILL HAPPEN TO MY BNY FUND INVESTMENT IF THE PROPOSED REORGANIZATION OF THAT FUND IS APPROVED?

You will become a shareholder of the Dreyfus Fund identified opposite your BNY Fund’s name below, an open-end investment company advised by Dreyfus, on or about September 12, 2008 (the “Closing Date”), and will no longer be a shareholder of the BNY Fund. You will receive shares of the Dreyfus Fund with a value equal to the value of your investment in the BNY Fund as of the Closing Date. The BNY Funds will then cease operations and will be terminated as series of the BNY Hamilton Funds. The BNY Funds and corresponding Dreyfus Funds are as follows:

BNY Fund	Dreyfus Fund
BNY Hamilton Money Fund	Dreyfus Institutional Reserves Money Fund
BNY Hamilton U.S. Government Money Fund	Dreyfus Institutional Reserves Government Fund
BNY Hamilton Treasury Money Fund	Dreyfus Institutional Reserves Treasury Fund
BNY Hamilton 100% U.S. Treasury Securities Money Fund	Dreyfus Institutional Reserves Treasury Prime Fund
BNY Hamilton New York AMT-Free Municipal Money Fund	Dreyfus New York AMT-Free Municipal Cash Management

Each Dreyfus Fund, like each BNY Fund, is a money market fund that seeks to maintain a stable share price of $1.00. Each Dreyfus Fund has been established solely for the purpose of effecting the reorganization of the corresponding BNY Fund, and will carry on the business and inherit the performance and financial records of such BNY Fund. Shareholders of BNY Hamilton Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Treasury Money Fund and BNY Hamilton 100% U.S. Treasury Securities Money Fund will receive Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, as applicable, of the corresponding Dreyfus Fund in exchange for their Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, respectively, of such BNY Funds. Shareholders of BNY Hamilton New York AMT-Free Municipal Money Fund will receive Institutional shares, Investor shares and Classic shares of the corresponding Dreyfus Fund in exchange for their Hamilton shares, Premier shares and Classic shares, respectively, of such BNY Fund.

WHAT ARE THE EXPECTED BENEFITS OF THE PROPOSED REORGANIZATIONS FOR ME?

The reorganizations of the BNY Funds will permit BNY Fund shareholders to pursue the same investment goals in a fund with substantially similar investment management policies and that is managed by Dreyfus. Dreyfus’ management experience, together with its significantly larger institutional money market mutual funds distribution network, should provide the Dreyfus Funds with a greater opportunity to retain asset size and/or attract additional assets than is currently available to the BNY Funds. If this potential for retaining asset size for certain Dreyfus Funds or for attracting additional assets for other Dreyfus Funds is realized, it should provide the portfolio managers of each Dreyfus Fund with greater flexibility in managing the fund’s portfolio. Other potential benefits are described in the enclosed Combined Prospectus/Proxy Statement.

DO THE DREYFUS FUNDS AND CORRESPONDING BNY FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. Each Dreyfus Fund and its corresponding BNY Fund have the same or a substantially similar investment objective. In addition, the investment policies, practices and limitations (and the related risks) of each Dreyfus Fund are substantially similar to those of its corresponding BNY Fund. Each Dreyfus Fund and BNY Fund generally seeks current income, safety of principal and liquidity. As money market funds, each Dreyfus Fund and BNY Fund is subject to maturity, quality and diversification requirements designed to help it maintain a $1.00 share price. For information regarding the Dreyfus Funds and the corresponding BNY Funds, please refer to the enclosed Combined Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATIONS?

The reorganizations will not be taxable events for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization of their BNY Fund. A shareholder’s tax basis in BNY Fund shares and holding period for tax purposes will carry over to the shareholder’s Dreyfus Fund shares. As a condition to the closing of each reorganization, the relevant BNY Fund and the corresponding Dreyfus Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the BNY Fund, the BNY Fund’s shareholders, or the Dreyfus Fund as a result of the reorganization. Each BNY Fund will distribute any undistributed net investment income and net realized capital gains (after reduction for capital loss carryforwards, if any) prior to its reorganization, which distribution will be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF A DREYFUS FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF A BNY FUND?

The Dreyfus Funds offer similar shareholder privileges as those you currently have as a shareholder of a BNY Fund, except for the checkwriting privilege currently offered by the BNY Funds to holders of Classic shares. BNY Fund shareholders who receive Institutional shares, Hamilton shares, Agency shares, Premier shares or Investor shares of the relevant Dreyfus Fund in exchange for their shares of the corresponding BNY Fund may exchange those shares only for shares of the same class of certain other institutional money market funds managed by Dreyfus. BNY Fund shareholders who receive Classic shares of the relevant Dreyfus Fund in exchange for their Classic shares of the corresponding BNY Fund will be offered the Dreyfus Family of Funds’ exchange privilege, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Options and Dreyfus Automatic Withdrawal Plan. The Dreyfus Family of Funds consists of approximately 180 investment portfolios, and includes a wide range of equity, fixed-income, municipal bond and money market funds, which will provide such holders of Classic shares with more investment options for fund exchanges and additional shareholder privileges in those funds.

WILL THE PROPOSED REORGANIZATIONS RESULT IN HIGHER FUND EXPENSES?

No. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of each Dreyfus Fund for the two-year period after the reorganization of the corresponding BNY Fund, to the extent required so that the total annual operating expenses of the Dreyfus Fund do not exceed the BNY Fund’s total annual operating expenses for the applicable class, after fee waivers and expense reimbursements as of January 31, 2008. Each of Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund has agreed to pay Dreyfus a “unitary” management fee, pursuant to which Dreyfus pays all of such Dreyfus Fund’s expenses directly except for the Dreyfus Fund’s management fee, Rule 12b-1 fees and certain other expenses. Although the management fee payable by Dreyfus New York AMT-Free Municipal Cash Management is not a “unitary” fee, pursuant to a contractual undertaking by Dreyfus, Dreyfus pays all of such Dreyfus Fund’s expenses directly, except for the management fee, Rule 12b-1 fees and certain other expenses. The fee waiver and/or expense reimbursement arrangements in effect for certain of the BNY Funds are voluntary and may be removed by BNY at any time. For more information regarding management, advisory, administration, Rule 12b-1 distribution and service plan and shareholder services plan fees for each Dreyfus Fund and the corresponding BNY Fund, and fee waiver and/or expense reimbursement arrangements, please refer to the enclosed Combined Prospectus/Proxy Statement.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATIONS?

Dreyfus and/or BNY, and not the BNY Funds or the Dreyfus Funds, will pay the expenses relating to the proposed reorganizations.

HOW DOES THE BNY HAMILTON FUNDS’ BOARD OF DIRECTORS RECOMMEND I VOTE?

After considering, among other factors, the terms and conditions of the reorganizations, the investment management policies of, as well as shareholder services offered by, the BNY Funds and corresponding Dreyfus Funds, the expense ratios of the BNY Funds and corresponding Dreyfus Funds, and the relative performance of the BNY Funds, the BNY Hamilton Funds’ Board of Directors believes that reorganizing each BNY Fund into a corresponding Dreyfus Fund is in the best interests of each BNY Fund and its shareholders. Therefore, the Board of Directors recommends that you vote FOR your BNY Fund’s reorganization.

In reaching this conclusion, the BNY Hamilton Funds’ Board of Directors considered the following factors:

•

With respect to each Dreyfus Fund, permitting the corresponding BNY Fund shareholders to pursue the same investment goals in a fund that has the same or a lower total expense ratio after any current fee waivers and/or expense reimbursements;

•	Dreyfus’ commitment to limit for two years after each BNY Fund’s reorganization the total annual operating expenses of the corresponding Dreyfus Fund;
•	Dreyfus’ experience and resources in managing mutual funds; and
•

A greater potential to retain asset size and/or attract additional assets, which, if realized, should provide the portfolio managers of each Dreyfus Fund with greater flexibility in managing the fund’s portfolio.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Combined Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. It is essential that shareholders who own shares in more than one BNY Fund complete, date, sign and return each proxy card they receive. Thank you in advance for your vote.

BNY HAMILTON FUNDS, INC.

BNY HAMILTON MONEY FUND

BNY HAMILTON U.S. GOVERNMENT MONEY FUND

BNY HAMILTON TREASURY MONEY FUND

BNY HAMILTON 100% U.S. TREASURY SECURITIES MONEY FUND

BNY HAMILTON NEW YORK AMT-FREE MUNICIPAL MONEY FUND

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

To the Shareholders:

A Special Joint Meeting of Shareholders of each series (collectively, the “BNY Funds”) of BNY Hamilton Funds, Inc. (the “BNY Hamilton Funds”) listed above will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor East, New York, New York 10166, on Wednesday, July 16, 2008, at 11:00 a.m., for the following purposes:

1.         With respect to each BNY Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the BNY Fund to the corresponding Dreyfus fund identified opposite the BNY Fund’s name below (each, a “Dreyfus Fund”), in exchange for shares of the Dreyfus Fund having an aggregate net asset value equal to the value of the BNY Fund’s net assets and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities (the “Reorganization”):

BNY Fund	Dreyfus Fund
BNY Hamilton Money Fund	Dreyfus Institutional Reserves Money Fund
BNY Hamilton U.S. Government Money Fund	Dreyfus Institutional Reserves Government Fund
BNY Hamilton Treasury Money Fund	Dreyfus Institutional Reserves Treasury Fund
BNY Hamilton 100% U.S. Treasury Securities Money Fund	Dreyfus Institutional Reserves Treasury Prime Fund
BNY Hamilton New York AMT-Free Municipal Money Fund	Dreyfus New York AMT-Free Municipal Cash Management

Shares of the corresponding Dreyfus Fund received by the BNY Fund in the Reorganization will be distributed by the BNY Fund to holders of its shares in liquidation of the BNY Fund, after which the BNY Fund will cease operations and will be terminated as a series of the BNY Hamilton Funds; and

2.         To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

Shareholders of record at the close of business on April 14, 2008 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Directors
Jennifer English Secretary

New York, New York

May 1, 2008

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS OF A BNY FUND WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF BNY FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE BNY FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE BNY FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD(S) OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

TRANSFER OF THE ASSETS OF

BNY HAMILTON MONEY FUND

BNY HAMILTON U.S. GOVERNMENT MONEY FUND

BNY HAMILTON TREASURY MONEY FUND

BNY HAMILTON 100% U.S. TREASURY SECURITIES MONEY FUND

BNY HAMILTON NEW YORK AMT-FREE MUNICIPAL MONEY FUND

(EACH, A SERIES OF BNY HAMILTON FUNDS, INC.)

TO AND IN EXCHANGE FOR SHARES OF

CORRESPONDING FUNDS IN

THE DREYFUS FAMILY OF FUNDS

COMBINED PROSPECTUS/PROXY STATEMENT

APRIL __, 2008

SPECIAL JOINT MEETING OF SHAREHOLDERS

TO BE HELD ON WEDNESDAY, JULY 16, 2008

This Combined Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of BNY Hamilton Funds, Inc. (the “BNY Hamilton Funds”), on behalf of each series of the BNY Hamilton Funds listed above (each, a “BNY Fund”), to be used at the Special Joint Meeting of Shareholders of the BNY Funds (the “Meeting”) to be held on Wednesday, July 16, 2008, at 11:00 a.m., at the offices of The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, 8th Floor East, New York, New York 10166, and at any adjournment of the Meeting, for the purposes set forth in the accompanying Notice of Special Joint Meeting of Shareholders. Shareholders of record at the close of business on April 14, 2008 are entitled to receive notice of and to vote at the Meeting.

It is proposed that each BNY Fund transfer all of its assets to a corresponding fund in the Dreyfus Family of Funds identified opposite the BNY Fund’s name below (each, a “Dreyfus Fund”), in exchange for shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities, all as more fully described in this Combined Prospectus/Proxy Statement (each, a “Reorganization”):

BNY Fund	Dreyfus Fund
BNY Hamilton Money Fund	Dreyfus Institutional Reserves Money Fund
BNY Hamilton U.S. Government Money Fund	Dreyfus Institutional Reserves Government Fund
BNY Hamilton Treasury Money Fund	Dreyfus Institutional Reserves Treasury Fund
BNY Hamilton 100% U.S. Treasury Securities Money Fund	Dreyfus Institutional Reserves Treasury Prime Fund
BNY Hamilton New York AMT-Free Municipal Money Fund	Dreyfus New York AMT-Free Municipal Cash Management

Upon consummation of the applicable Reorganization, the Dreyfus Fund shares received by the corresponding BNY Fund will be distributed to the BNY Fund’s shareholders, with each shareholder receiving a pro rata distribution of the Dreyfus Fund’s shares (or fractions thereof) for BNY Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her BNY Fund shares a number of shares (or fractions thereof) of the corresponding Dreyfus Fund equal in value to the aggregate net asset value of the shareholder’s shares as of the date of the Reorganization.

This Combined Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the respective Dreyfus Fund that BNY Fund shareholders should know before voting on the proposal or investing in the Dreyfus Fund.

A Statement of Additional Information (“SAI”) dated April __, 2008, relating to this Combined Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the “Commission”) and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Combined Prospectus/Proxy Statement by reference, and other information regarding the Dreyfus Funds and the BNY Funds. A copy of the SAI is available without charge by calling 1-800-346-3621 (1-800-645-6561 for holders of Classic shares), or writing to the Dreyfus Funds at their offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Dreyfus Funds and the BNY Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in a Dreyfus Fund, as in a BNY Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Dreyfus Funds’ shares or passed upon the accuracy or adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The BNY Funds and the Dreyfus Funds are open-end management investment companies. Each Dreyfus Fund and its corresponding BNY Fund have the same or a substantially similar investment objective. In addition, the investment policies, practices and limitations (and the related risks) of each Dreyfus Fund are substantially similar to those of its corresponding BNY Fund. Each Dreyfus Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization of the corresponding BNY Fund, and will carry on the business and inherit the performance and financial records of such BNY Fund. The Bank of New York (“BNY”) is each BNY Fund’s investment adviser and Dreyfus is each Dreyfus Fund’s investment adviser. Dreyfus and BNY are wholly-owned subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”) and affiliates of each other. Dreyfus New York AMT-Free Municipal Cash Management is a series of Dreyfus Tax Exempt Cash Management Funds (the “Cash Management Trust”), and each other Dreyfus Fund is a series of Dreyfus Institutional Reserves Funds (the “Reserves Trust” and, together with the Cash Management Trust, the “Trusts”). A comparison of each BNY Fund and corresponding Dreyfus Fund is set forth in Exhibit A to this Combined Prospectus/Proxy Statement.

Each Dreyfus Fund’s current Prospectus accompanies this Combined Prospectus/Proxy Statement that is being provided to shareholders of the corresponding BNY Fund, and is incorporated into this Combined Prospectus/Proxy Statement by reference. For a free copy of a BNY Fund’s most recent Prospectus, and its Annual Report for the fiscal year ended December 31, 2007, please call your financial adviser, or call 1-800-426-9363, visit www.bnyhamilton.com, or write to the BNY Funds at their offices located at 3435 Stelzer Road, Columbus, Ohio 43219, Attention: BNY Hamilton Funds, Inc.

With respect to each BNY Fund, shareholders are entitled to one vote for each BNY Fund share held and fractional votes for each fractional BNY Fund share held. Holders of the relevant BNY Fund’s Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, as the case may be, will vote together on the proposal. BNY Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any BNY Fund shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. It is essential that shareholders who own shares in more than one BNY Fund complete, date, sign and return each proxy card they receive.

If the proposed Reorganization is approved by one or more BNY Funds, and not approved by the other BNY Funds, the Reorganization will be implemented only for each BNY Fund that approved the Reorganization.

Proxy materials will be mailed to shareholders of record on or about May 5, 2008.

TABLE OF CONTENTS

Summary

Reasons for the Reorganizations

Information about the Reorganizations

Additional Information about the Mellon Funds and the BNY Funds

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Comparison of the BNY Funds and the Dreyfus Funds	A-1

Exhibit B: Form of Agreement and Plan of Reorganization	B-1

Exhibit C: Description of the Trust's Board Members	C-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS OF EACH BNY FUND TO A CORRESPONDING DREYFUS FUND

SUMMARY

This Summary is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, each Dreyfus Fund’s Prospectus, each BNY Fund’s Prospectus and the Form of Agreement and Plan of Reorganization (the “Plan”) attached to this Combined Prospectus/Proxy Statement as Exhibit B.

Proposed Transaction. The BNY Hamilton Funds’ Board, including the members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the BNY Funds or the Dreyfus Funds (“Independent Directors”), has unanimously approved each Plan for the respective BNY Fund. The Plan for each BNY Fund provides that, subject to the requisite approval of the BNY Fund’s shareholders, on the date of the Reorganization the BNY Fund will assign, transfer and convey to the corresponding Dreyfus Fund all of the assets of the BNY Fund, including all securities and cash, in exchange for shares of the Dreyfus Fund having an aggregate net asset value equal to the value of the BNY Fund’s net assets, and the Dreyfus Fund will assume the BNY Fund’s stated liabilities. Each BNY Fund will distribute all Dreyfus Fund shares received by the BNY Fund among its shareholders so that holders of the BNY Fund’s shares will receive a pro ratadistribution of the corresponding Dreyfus Fund’s shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s BNY Fund shares as of the date of the Reorganization. Thereafter, each BNY Fund will cease operations and will be terminated as a series of the BNY Hamilton Funds.

As a result of the Reorganizations, each BNY Fund shareholder will cease to be a shareholder of the BNY Fund and will become a shareholder of the corresponding Dreyfus Fund as of the close of business on the date of the Reorganization. Shareholders of BNY Hamilton Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Treasury Money Fund and BNY Hamilton 100% U.S. Treasury Securities Money Fund will receive Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, as applicable, of the corresponding Dreyfus Fund in exchange for their Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, respectively, of such BNY Funds. Shareholders of BNY Hamilton New York AMT-Free Municipal Money Fund will receive Institutional shares, Investor shares and Classic shares of the corresponding Dreyfus Fund in exchange for their Hamilton shares, Premier shares and Classic shares, respectively, of such BNY Fund.

Reasons for the Reorganizations. As a result of the merger of their respective former parent companies, BNY and Dreyfus became subsidiaries of BNY Mellon and affiliates of each other. Management of BNY Mellon is currently taking steps to integrate certain of the mutual fund investment management activities of these subsidiaries. As part of the integration process, management recommended to the BNY Hamilton Funds’ Board of Directors that each BNY Fund be consolidated with the corresponding Dreyfus Fund. Management believes that the Reorganizations will permit BNY Fund shareholders to pursue the same investment goals in a Dreyfus Fund that has the same or a lower total expense ratio.

With respect to each BNY Fund, the BNY Hamilton Funds’ Board has unanimously concluded that the Reorganization is in the best interests of the BNY Fund and its shareholders and the interests of the BNY Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Reasons for the Reorganizations.”

Tax Consequences. As a condition to the closing of each Reorganization, the relevant BNY Fund and the corresponding Dreyfus Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the BNY Fund, the BNY Fund’s shareholders, or the Dreyfus Fund as a result of the Reorganization. Each Dreyfus Fund will carry on the business and inherit the performance and financial records of the corresponding BNY Fund. See “Information about the Reorganizations—Federal Income Tax Consequences.”

Comparison of the Dreyfus Funds and the BNY Funds. The following discussion summarizes certain aspects of the Dreyfus Funds and the BNY Funds. Each Dreyfus Fund, like each BNY Fund, is a money market fund that seeks to maintain a stable share price of $1.00. As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less
•	buy individual securities that have remaining maturities of 13 months or less
•	invest only in high quality, dollar-denominated obligations

A further description of each Dreyfus Fund and corresponding BNY Fund is set forth in Exhibit A to this Combined Prospectus/Proxy Statement. Information contained in this Combined Prospectus/Proxy Statement is qualified by the more complete information set forth in the Dreyfus Funds’ Prospectuses and Statements of Additional Information and the BNY Funds’ Prospectuses and Statement of Additional Information, which are incorporated herein by reference.

Goal/Approach. Each Dreyfus Fund and corresponding BNY Fund have the same or a substantially similar investment objective and substantially similar investment management policies and restrictions. A description of the “Goal/Approach” for each Dreyfus Fund and corresponding BNY Fund is set forth in Exhibit A to this Combined Prospectus/Proxy Statement. See also “Goal/Approach” in the relevant Dreyfus Fund’s Prospectuses and “Principal Investment Strategies” in the relevant BNY Fund’s Prospectuses and “Description of the Funds” in the Dreyfus Fund’s Statement of Additional Information and “Investment Objectives and Policies” in the BNY Fund’s Statement of Additional Information for a more complete description of investment policies.

Main Risks. Because each Dreyfus Fund and corresponding BNY Fund are money market funds that have the same or a substantially similar investment objective and substantially similar investment management policies and restrictions, the principal risks associated with an investment in the Dreyfus Fund and the corresponding BNY Fund are substantially similar. An investment in a fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in a Dreyfus Fund, as in a BNY Fund, involves certain risks, including the possible loss of principal. A description of the “Main Risks” for each Dreyfus Fund and corresponding BNY Fund is set forth in Exhibit A to this Combined Prospectus/Proxy Statement. See also “Main Risks” in the relevant Dreyfus Fund’s Prospectuses and “Main Investment Risks” in the relevant BNY Fund’s Prospectuses and “Description of the Funds” in the Dreyfus Fund’s Statement of Additional Information and “Investment Objectives and Policies” in the BNY Fund’s Statement of Additional Information for a more complete description of investment risks.

Past Performance. Performance information for the Dreyfus Funds is not presented because the Dreyfus Funds have not yet commenced operations. As accounting successor to the relevant BNY Fund, each Dreyfus Fund will assume the corresponding BNY Fund’s historical performance after the Reorganization and, therefore, such BNY Fund’s performance is presented in Exhibit A.

Investment Advisers. The investment adviser for each Dreyfus Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. Dreyfus is the primary mutual fund business of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The investment adviser of each BNY Fund is BNY, located at One Wall Street, New York, New York 10286. BNY, a wholly-owned subsidiary of BNY Mellon, is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. In addition to managing the BNY Funds’ investments, BNY also provides certain related administrative services to the BNY Funds. BNY also serves as investment adviser to other series of the BNY Hamilton Funds. Dreyfus and BNY are affiliates.

Management Fees and Other Expenses. A description of the management fees and other expenses payable by each Dreyfus Fund and corresponding BNY Fund is set forth in Exhibit A to this Combined Prospectus/Proxy Statement. Unlike the arrangements between most investment advisers and the funds they manage, including with respect to the BNY Funds, each of Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund has agreed to pay Dreyfus a “unitary” management fee, pursuant to which Dreyfus pays all of such Dreyfus Fund’s expenses directly except for the Dreyfus Fund’s management fee, Rule 12b-1 fees and certain other expenses. Although the management fee payable by Dreyfus New York AMT-Free Municipal Cash Management is not a “unitary” fee, pursuant to a contractual undertaking by Dreyfus, Dreyfus pays all of such Dreyfus Fund’s expenses directly, except for the management fee, Rule 12b-1 fees and certain other expenses. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of each Dreyfus Fund for the two-year period after the Reorganization of the corresponding BNY Fund, so that the total annual operating expenses of the applicable class of the Dreyfus Fund do not exceed the total annual operating expenses of the corresponding class of the relevant BNY Fund, after any fee waivers and expense reimbursements, as of January 31, 2008. The fee waiver and/or expense reimbursement arrangements in effect for certain of the BNY Funds are voluntary and may be removed by BNY at any time.

Board Members. The BNY Hamilton Funds and the Trusts have different Board members. None of the Board members of the Cash Management Trust or Reserves Trust is an “interested person” (as defined in the 1940 Act) of the BNY Funds or the Dreyfus Funds (“Independent Board Members”). For a description of the Board members for the Trusts, see Exhibit C.

Independent Registered Public Accounting Firms. Ernst & Young LLP is the independent registered public accounting firm for each Dreyfus Fund. Tait, Weller & Baker, LLP is the independent registered public accounting firm for each BNY Fund.

Capitalization. A description of the capitalization of each Dreyfus Fund and corresponding BNY Fund is set forth in Exhibit A to this Combined Prospectus/Proxy Statement.

Daily Net Asset Value Calculation. Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund each calculates its net asset value per share (“NAV”) generally at 12:00 noon, 5:00 p.m., and 8:00 p.m., Eastern time, and Dreyfus New York AMT-Free Municipal Cash Management calculates its NAV generally at 1:00 p.m. and 8:00 p.m., Eastern time, on each day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. BNY Hamilton Money Fund, BNY Hamilton U.S. Government Money Fund and BNY Hamilton Treasury Money Fund each calculates its NAV generally at 5:00 p.m., Eastern time, BNY Hamilton 100% U.S. Treasury Securities Money Fund calculates its NAV generally at 2:00 p.m., Eastern time, and BNY Hamilton New York AMT-Free Municipal Money Fund calculates its NAV generally at 12:00 noon, Eastern time, on each day the Federal Reserve Bank of New York is open. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. See “Account Policies” in the relevant Dreyfus Fund’s Prospectuses and “Determination of Net Asset Value” in the Dreyfus Fund’s Statement of Additional Information for a discussion of the determination of NAV of the relevant Dreyfus Fund.

Purchase Procedures. Although the methods available to purchase shares of the BNY Funds and the Dreyfus Funds and the automatic investment services they offer are similar, the procedures are different. Shares of each class of the Dreyfus Funds are designedfor institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and generally are subject to a minimum initial investment amount of $10 million, in the case of Dreyfus New York AMT-Free Municipal Cash Management, and $275 million, in the case of each other Dreyfus Fund. Shares of each class of the BNY Funds, except Classic shares, also are designedfor institutional investors, but are subject to lower minimum initial investment amounts than the corresponding Dreyfus Funds. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients. The eligibility and minimum initial investment requirements of the Dreyfus Funds, however, will be waived for BNY Fund shareholders who receive shares of a Dreyfus Fund in the relevant Reorganization, but who do not meet such requirements. See “Account Policies” and “Services for Fund Investors” in the relevant Dreyfus Fund’s Prospectuses and “How to Buy Shares” and “Shareholder Services” in the Dreyfus Fund’s Statement of Additional Information for a discussion of purchase procedures for shares of the relevant Dreyfus Fund.

Shareholder Services Plan and Distribution Plan. Hamilton shares, Agency shares, Premier shares and Classic shares of the relevant BNY Fund, except as noted below, are subject to a Shareholder Services Plan, pursuant to which each BNY Fund pays third-party institutions an annual fee based on the value of such BNY Fund’s average daily net assets attributable to such class of shares for providing services, such as shareholder servicing and recordkeeping, to their clients who hold such shares. There are no Shareholder Services Plan fees for Institutional shares of the BNY Funds or Hamilton shares of BNY Hamilton New York AMT-Free Municipal Money Fund. In addition, Classic shares of the relevant BNY Fund are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, each such BNY Fund pays its distributor, BNY Hamilton Distributors, Inc. (“BNYHD”), an annual fee based on the value of the average daily net assets attributable to Classic shares to finance the sale and distribution of such shares. BNYHD may pay all or a part of the Distribution Plan fees it receives to third-party institutions. There are no Distribution Plan fees for Institutional shares, Hamilton shares, Agency shares or Premier shares of the BNY Funds.

Hamilton shares, Agency shares, Premier shares, Investor shares and Classic shares of the relevant Dreyfus Fund are subject to a Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Service Plan, each Dreyfus Fund pays its distributor, MBSC Securities Corporation (“MBSC”), an annual fee based on the value of the average daily net assets attributable to such class of shares for distribution, shareholder servicing, and advertising and marketing relating to such shares. MBSC may pay all or a part of the Service Plan fees it receives to third-party institutions. There are no Service Plan fees for Institutional shares of the Dreyfus Funds. Dreyfus New York AMT-Free Municipal Cash Management has adopted a Shareholder Services Plan with respect to its Institutional shares, pursuant to which MBSC is reimbursed an amount not to exceed 0.25% of the value of such Dreyfus Fund’s average daily net assets attributable to Institutional shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. This fee, however, is included in Dreyfus’ expense cap for Institutional shares of Dreyfus New York AMT-Free Municipal Cash Management and is currently paid by Dreyfus. There are no Shareholder Services Plan fees for Institutional shares of the other Dreyfus Funds or for any other class of the Dreyfus Funds.

Because Rule 12b-1 fees are paid out of the assets attributable to the relevant class of fund shares on an ongoing basis, over time they will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges.

A description of the annual rate of Distribution Plan fees, Service Plan fees and Shareholder Services Plan fees payable by the Dreyfus Funds and corresponding BNY Funds is set forth in Exhibit A to this Combined Prospectus/Proxy Statement. See also “Service Plan” in the relevant Dreyfus Fund’s Statement of Additional Information for a discussion of the Dreyfus Fund’s Service Plan.

Redemption Procedures. Although the methods available to sell (redeem) shares of the BNY Funds and the Dreyfus Funds are similar, the procedures are different. See “Account Policies” and “Services for Fund Investors” in the relevant Dreyfus Fund’s Prospectuses and “How to Redeem Shares” in the Dreyfus Fund’s Statement of Additional Information for a discussion of redemption procedures for shares of the Dreyfus Fund.

Distributions. The dividends and distributions policies of the Dreyfus Funds and the BNY Funds are substantially similar. Each Dreyfus Fund, like the corresponding BNY Fund, normally will pay dividends once a month and capital gain distributions annually. The actual amount of dividends payable per share by the BNY Funds and the Dreyfus Funds will be different. See also “Distributions and Taxes” in the relevant Dreyfus Fund’s Prospectuses for a discussion of the Dreyfus Fund’s dividends and distributions policies.

Shareholder Services. The shareholder services offered by the BNY Funds and the Dreyfus Funds are similar. Many of the privileges you currently have with respect to your BNY Fund account will transfer automatically to your account with the corresponding Dreyfus Fund. The Dreyfus Funds, however, do not offer a checkwriting privilege which is offered by the BNY Funds to holders of Classic shares. BNY Fund shareholders who receive Classic shares of the relevant Dreyfus Fund in exchange for their Classic shares of the corresponding BNY Fund will be offered the Dreyfus Family of Funds’ exchange privilege, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Options and Dreyfus Automatic Withdrawal Plan. BNY Fund shareholders who receive Institutional shares, Hamilton shares, Agency shares or Premier shares, as applicable, of Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund or Dreyfus Institutional Reserves Treasury Prime Fund in exchange for their shares of the corresponding BNY Fund may exchange those shares for shares of the same class of another such Dreyfus Fund. BNY Fund shareholders who receive Institutional shares or Investor shares of Dreyfus New York AMT-Free Municipal Cash Management in exchange for their shares of BNY Hamilton New York AMT-Free Municipal Money Fund may exchange those shares for shares of the same class of certain other institutional money market funds managed by Dreyfus. See “Services for Fund Investors” in the relevant Dreyfus Fund’s Prospectuses and “Shareholder Services” in the Dreyfus Fund’s Statement of Additional Information for a further discussion of the shareholder services offered by the Dreyfus Fund.

Certain Organizational Differences Between the Trusts and the BNY Hamilton Funds. Each BNY Fund is a series of the BNY Hamilton Funds, which is a Maryland corporation, and the rights of its shareholders are governed by the BNY Hamilton Funds’ Articles of Incorporation (the “Charter”), the BNY Hamilton Funds’ By-Laws and the Maryland General Corporation Law (the “Maryland Code”). Each of Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is a series of the Reserves Trust and Dreyfus New York AMT-Free Municipal Cash Management is a series of the Cash Management Trust. Each Trust is a Massachusetts business trust, and the rights of its shareholders are governed by the Trust’s Agreement and Declaration of Trust (the “Trust Agreement”), the Trust’s By-Laws and applicable Massachusetts law. Certain relevant differences between the two forms of organization are summarized below.

Shareholder Meetings and Voting Rights. Generally, neither the BNY Funds nor the Dreyfus Funds are required to hold annual shareholder meetings. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders may remove a Board member by the affirmative vote of two-thirds, in the case of each Trust, or a majority, in the case of the BNY Hamilton Funds, of the respective fund’s outstanding voting shares. Moreover, the respective Board will call a meeting of shareholders for the purpose of electing Board members if at any time less than a majority of the Board members then holding office have been elected by shareholders.

Shares of the Dreyfus Funds and the BNY Funds are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares then entitled to vote will be voted in the aggregate as a single class. The Trust Agreement provides that 30% of the relevant Dreyfus Fund’s shares entitled to vote shall constitute a quorum for the transaction of business at a meeting of shareholders of the Dreyfus Fund. The Charter provides that 33-1/3% of a BNY Fund’s shares entitled to vote shall constitute a quorum for the transaction of business at a meeting of shareholders of the BNY Fund. Matters requiring a larger vote by law or under the organizational documents for the BNY Hamilton Funds or the relevant Trust are not affected by such quorum requirements.

Shareholder Liability. Under the Maryland Code, BNY Fund shareholders have no personal liability as such for the BNY Fund’s acts or obligations.

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the relevant Dreyfus Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Dreyfus Fund or the Trust’s Board members. The Trust Agreement provides for indemnification out of the relevant Dreyfus Fund’s property of all losses and expenses of any shareholder held personally liable for the obligations of the Dreyfus Fund solely by reason of being or having been a shareholder of such Dreyfus Fund and not because of such shareholder’s acts or omissions or some other reason. Thus, each Trust considers the risk of a shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the relevant Dreyfus Fund itself would be unable to meet its obligations. Each Trust Agreement also provides that the relevant Dreyfus Fund, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Dreyfus Fund and satisfy any judgment thereon.

Liability and Indemnification of Board Members. Under the Maryland Code, the Charter and By-Laws of the BNY Hamilton Funds, and subject to the 1940 Act, a Board member or officer of the BNY Hamilton Funds is not liable to a BNY Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a Board member is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of a BNY Fund, except where the individual is adjudged liable to the BNY Fund. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met. A Board member or officer is entitled to advances of expenses in the course of litigation if (i) such Board member or officer undertakes to repay such sums if indemnification ultimately is denied and provides acceptable security, (ii) the BNY Fund is insured against losses arising from the advances, or (iii) the disinterested non-party Board members or independent legal counsel determine there is a reason to believe the Board member or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents of the BNY Hamilton Funds also are indemnified to the same extent as Board members and to such further extent as is consistent with law.

If these provisions of the Maryland Code are amended, the Board members and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Charter relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

Under Massachusetts law, the Trust Agreement and By-Laws of each Trust, and subject to the 1940 Act, a Board member is entitled to indemnification against all liability and expenses reasonably incurred by such Board member in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Board member, unless such Board member is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Board member is entitled to advances of expenses in the course of litigation if (i) such Board member undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Board member provides acceptable security, (y) the relevant Dreyfus Fund is insured against losses arising from the advances, or (z) the disinterested non-party Board members or independent legal counsel determine there is a reason to believe the Board member ultimately will be found to be entitled to indemnification. Officers, employees and agents of each Trust also are indemnified to the same extent as Board members.

Under the 1940 Act, a Board member may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

* * * * * * * * *

The foregoing is only a summary of certain differences between the BNY Funds, the BNY Hamilton Funds’ Charter and By-Laws and the Maryland Code, and the Dreyfus Funds, each Trust’s Trust Agreement and By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the BNY Hamilton Funds’ Charter and By-Laws or either Trust’s Trust Agreement and By-Laws should write to the relevant fund at 200 Park Avenue, New York, New York 10166, Attention: Legal Department.

REASONS FOR THE REORGANIZATIONS

As you may know, The Bank of New York Company, Inc., BNY’s former parent company, and Mellon Financial Corporation, Dreyfus’ former parent company, merged in July 2007 to form BNY Mellon. As a result, BNY and Dreyfus became subsidiaries of BNY Mellon and affiliates of each other. Management of BNY Mellon is currently taking steps to integrate certain of the mutual fund investment management activities of these subsidiaries. As part of the integration process, management recommended to the BNY Hamilton Funds’ Board of Directors that the BNY Funds be consolidated with the corresponding Dreyfus Funds. The Board of Directors of the BNY Hamilton Funds and the Board of Trustees of each Trust each have concluded that each Reorganization is in the best interests of each BNY Fund and its shareholders and the relevant Dreyfus Fund, respectively. Management believes that the Reorganizations will be advantageous to the shareholders of the BNY Funds for several reasons. These reasons are also part of the factors considered by the BNY Hamilton Funds’ Board of Directors in reaching its determination that participating in the proposed Reorganizations is in the best interests of each BNY Fund and its shareholders. First, with respect to each Dreyfus Fund, BNY Fund shareholders will be permitted to pursue the same investment goals in a fund that has the same or a lower total expense ratio than the corresponding BNY Fund. Each Dreyfus Fund has the same or a substantially similar investment objective and substantially similar investment management policies and limitations as the corresponding BNY Fund. Second, Dreyfus has committed to limit for two years after the Reorganizations the total annual operating expenses of the relevant class of each Dreyfus Fund so that such expenses will not exceed the total annual operating expenses for the corresponding class of the relevant BNY Fund, after any fee waivers and expense reimbursements, as of January 31, 2008. Third, management believes shareholders should benefit from Dreyfus’ experience and resources in managing investment companies. Fourth, because Dreyfus has a broader institutional money market mutual funds distribution network, management believes the Dreyfus Funds should have a greater opportunity to retain asset size and/or attract additional assets than is currently available to the BNY Funds. If this potential for retaining asset size for certain Dreyfus Funds or for attracting additional assets for other Dreyfus Funds is realized, management believes shareholders of the Dreyfus Funds should benefit from more efficient portfolio management. Fifth, the transaction will be tax free to the shareholders of the BNY Funds.

The Board of each Trust considered that the relevant Reorganization presents an opportunity for the Dreyfus Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the relevant Dreyfus Fund. The relevant Board for each Dreyfus Fund also considered the estimated costs to Dreyfus of providing services to the Dreyfus Fund and the estimated profits to be realized by Dreyfus and its affiliates from the relationship with the Dreyfus Fund.

The Boards of the BNY Hamilton Funds and of the Trusts also considered that Dreyfus, as well as MBSC (each Dreyfus Fund’s principal distributor), will benefit from the Reorganizations. Because each Dreyfus Fund will be the accounting survivor to the corresponding BNY Fund and will assume the BNY Fund’s performance record, Dreyfus expects to be able to increase each Dreyfus Fund’s assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives and no historical performance record. Future growth of assets benefits Dreyfus because it can be expected to increase the total amount of fees payable to Dreyfus and may reduce the amount of certain fund expenses Dreyfus is required to pay pursuant to the terms of its undertaking with respect to Dreyfus New York AMT-Free Municipal Cash Management or the terms of the Management Agreement with respect to each other Dreyfus Fund. In addition, the Reorganizations also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as part of separate fund complexes.

In determining whether to recommend approval of the relevant Reorganization, each Board, as applicable, also considered the following factors, among others: (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (2) the compatibility of the BNY Fund’s and the corresponding Dreyfus Fund’s investment objectives, investment management policies and investment restrictions, as well as shareholder services offered by the BNY Fund and by the corresponding Dreyfus Fund; (3) the expense ratios and information regarding the fees and expenses of the BNY Fund and the estimated expense ratios and information regarding the fees and expenses of the corresponding Dreyfus Fund, as the case may be; (4) the tax consequences of the Reorganization; (5) the performance of the BNY Fund; and (6) that the costs to be incurred by the BNY Fund and the corresponding Dreyfus Fund in connection with the Reorganization would be borne by Dreyfus and/or BNY, and not the BNY Fund or the Dreyfus Fund.

After considering the reasons described above, the Board of Directors of the BNY Hamilton Funds, including the BNY Hamilton Funds’ Independent Directors, unanimously approved each Reorganization. Similarly, the relevant Board for the Dreyfus Funds, including the Independent Board Members, unanimously approved the applicable Reorganization.

INFORMATION ABOUT THE REORGANIZATIONS

Plans of Reorganization. The following summary of each Plan is qualified in its entirety by reference to the form of Plan attached to this Combined Prospectus/Proxy Statement as Exhibit B. The Plan provides that, subject to the requisite approval of the BNY Fund’s shareholders, the corresponding Dreyfus Fund will acquire all of the assets of the BNY Fund in exchange for shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities on September 12, 2008 or such other date as may be agreed upon by the parties (the “Closing Date”). The number of Dreyfus Fund shares to be issued to the relevant BNY Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the relevant class of the BNY Fund, generally computed as of 5:00 p.m., Eastern time, on the Closing Date. Portfolio securities of the BNY Fund and the corresponding Dreyfus Fund will be valued in accordance with the valuation practices of the Dreyfus Fund, which are the same as those of the BNY Fund and are described under the caption “Account Policies” in the relevant Dreyfus Fund’s Prospectuses and under the caption “Determination of Net Asset Value” in the Dreyfus Fund’s Statement of Additional Information.

On or before the Closing Date, each BNY Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to BNY Fund shareholders all of such BNY Fund’s previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward). Any such distribution will be taxable to BNY Fund shareholders.

As soon as conveniently practicable after the Closing Date, the relevant BNY Fund will liquidate and distribute pro rata to holders of its shares of record, as of the close of business on the Closing Date, the Dreyfus Fund shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Dreyfus Fund in the name of each BNY Fund shareholder, each account being credited with the respective pro rata number of Dreyfus Fund shares due to the shareholder. Shareholders of BNY Hamilton Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Treasury Money Fund and BNY Hamilton 100% U.S. Treasury Securities Money Fund will receive Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, as applicable, of the corresponding Dreyfus Fund in exchange for their Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, respectively, of such BNY Funds. Shareholders of BNY Hamilton New York AMT-Free Municipal Money Fund will receive Institutional shares, Investor shares and Classic shares of the corresponding Dreyfus Fund in exchange for their Hamilton shares, Premier shares and Classic shares, respectively, of such BNY Fund. After such distribution and the winding up of its affairs, each BNY Fund will cease operations and will be terminated as a series of the BNY Hamilton Funds. After the Closing Date, any outstanding certificates representing BNY Fund shares will be canceled and the Dreyfus Fund shares distributed to the BNY Fund’s shareholders of record will be reflected on the books of the Dreyfus Fund as uncertificated, book-entry shares.

A Plan may be amended at any time prior to the Reorganization. Each BNY Fund will provide its shareholders with information describing any material amendment to the Plan before shareholder consideration. The obligations of the BNY Hamilton Funds, on behalf of each BNY Fund, and the Trusts, on behalf of the relevant Dreyfus Fund, under the respective Plan are subject to various conditions, including approval by BNY Fund shareholders holding the requisite number of BNY Fund shares and the continuing accuracy of various representations and warranties of the BNY Hamilton Funds, on behalf of each BNY Fund, and the Trusts, on behalf of the relevant Dreyfus Fund.

The total expenses of the Reorganizations are expected to be approximately $___________, which will be borne by Dreyfus and/or BNY. In addition to use of the mails, proxies may be solicited personally or by telephone, and Dreyfus and/or BNY may pay persons holding BNY Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the BNY Hamilton Funds’ Board. The cost of any such outside solicitation firm, which would be borne by Dreyfus and/or BNY, is estimated to be approximately $_______, which amount is included in the estimated total expenses of the Reorganizations listed above.

By approving the relevant Reorganization, BNY Fund shareholders are also, in effect, agreeing to the corresponding Dreyfus Fund’s investment objective and policies, investment advisory and distribution arrangements, Board composition, and independent registered public accounting firm. If the Reorganizations are not approved by BNY Fund shareholders, the BNY Hamilton Funds’ Board will consider other appropriate courses of action with respect to the BNY Funds.

Temporary Suspension of Certain of the BNY Funds’ Investment Restrictions. Since certain of the BNY Funds’ existing investment restrictions could preclude the BNY Funds from consummating the Reorganizations in the manner contemplated in the respective Plan, BNY Fund shareholders are requested to authorize the temporary suspension of any investment restriction of their BNY Fund to the extent necessary to permit the consummation of such Reorganization. The temporary suspension of any of a BNY Fund’s investment restrictions will not affect the investment restrictions of the corresponding Dreyfus Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

Federal Income Tax Consequences. The exchange of each BNY Fund’s assets for the corresponding Dreyfus Fund shares, the Dreyfus Fund’s assumption of the BNY Fund’s stated liabilities, and the BNY Fund’s distribution of those shares to BNY Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). With respect to each BNY Fund, as a condition to the closing of the Reorganization of the BNY Fund, the BNY Fund and the corresponding Dreyfus Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Dreyfus Funds and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the BNY Fund’s assets to the Dreyfus Fund in exchange solely for Dreyfus Fund shares and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities, followed by the distribution by the BNY Fund of those Dreyfus Fund shares pro rata to BNY Fund shareholders in complete liquidation of the BNY Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and each of the BNY Fund and the Dreyfus Fund will be “a party to a reorganization”; (2) no gain or loss will be recognized by the Dreyfus Fund upon the receipt of the assets of the BNY Fund in exchange solely for Dreyfus Fund shares and the assumption by the Dreyfus Fund of stated liabilities of the BNY Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the BNY Fund upon the transfer of its assets to the Dreyfus Fund in exchange solely for Dreyfus Fund shares and the assumption by the Dreyfus Fund of stated liabilities of the BNY Fund or upon the distribution (whether actual or constructive) of those Dreyfus Fund shares to BNY Fund shareholders in exchange for their shares of the BNY Fund in liquidation of the BNY Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by BNY Fund shareholders upon the exchange of their BNY Fund shares for Dreyfus Fund shares pursuant to the Reorganization; (5) the aggregate tax basis for the Dreyfus Fund shares received by each BNY Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the BNY Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Dreyfus Fund shares received by each BNY Fund shareholder will include the period during which the BNY Fund shares exchanged therefor were held by such shareholder (provided the BNY Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each BNY Fund asset acquired by the Dreyfus Fund will be the same as the tax basis of such asset to the BNY Fund immediately prior to the Reorganization, and the holding period of each BNY Fund asset in the hands of the Dreyfus Fund will include the period during which that asset was held by the BNY Fund.

The BNY Funds and the Dreyfus Funds have not sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. BNY Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization of their BNY Fund in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, BNY Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization of their BNY Fund.

Required Vote and Board’s Recommendation

With respect to each BNY Fund, the BNY Hamilton Funds’ Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the BNY Fund and its shareholders and (2) the interests of shareholders of the BNY Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the BNY Fund’s shares outstanding and entitled to vote is required to approve the relevant Plan and the Reorganization.

THE BNY HAMILTON FUNDS’ BOARD, INCLUDING THE BNY HAMILTON FUNDS’ INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” APPROVAL OF THE PLAN AND THE REORGANIZATION OF THEIR BNY FUND.

ADDITIONAL INFORMATION ABOUT THE DREYFUS FUNDS AND THE BNY FUNDS

Information about the Dreyfus Funds is incorporated by reference into this Combined Prospectus/Proxy Statement from the relevant Dreyfus Fund’s Prospectuses forming a part of its Registration Statement on Form N-1A (File No. 002-89275, with respect to Dreyfus New York AMT-Free Municipal Cash Management, and 333-148652, with respect to each other Dreyfus Fund). Information about the BNY Funds is incorporated by reference into this Combined Prospectus/Proxy Statement from the relevant BNY Fund’s Prospectuses forming a part of the BNY Hamilton Funds’ Registration Statement on Form N-1A (File No. 033-47703).

The BNY Funds and the Dreyfus Funds are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the BNY Funds and the Dreyfus Funds may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov, or www.bnyhamilton.com (for the BNY Funds) or www.dreyfus.com (for the Dreyfus Funds). Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding BNY Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder’s identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder’s telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the relevant BNY Fund or by attending the Meeting and voting in person.

If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker “non-vote” (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote BNY Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, “abstentions”), the BNY Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a “no” vote for the purpose of obtaining requisite approval for the proposal.

BNY has advised the BNY Funds that it intends to vote BNY Fund shares over which it has voting power, and that are held by BNY directly or on behalf of its employees, in the same proportions as the votes cast by other holders of BNY Fund shares. BNY Fund shares over which BNY has voting discretion will be voted (i) in the manner instructed by BNY’s clients for whom such shares are held, or (ii) if such instructions are not received, in accordance with the recommendations of an independent fiduciary.

In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to BNY Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote “FOR” the proposal in favor of such adjournment, and will vote those proxies required to be voted “AGAINST” the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of record of one-third of the relevant BNY Fund’s outstanding shares entitled to vote at the Meeting.

The votes of the Dreyfus Funds’ shareholders are not being solicited since their approval or consent is not necessary for the Reorganizations.

FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of the BNY Funds for the fiscal year ended December 31, 2007 have been incorporated herein by reference in reliance upon the reports of Tait, Weller & Baker, LLP, the BNY Funds’ independent registered public accounting firm. Ernst & Young LLP, an independent registered public accounting firm, has been selected as the independent registered public accounting firm for the Dreyfus Funds for the current fiscal year.

OTHER MATTERS

The BNY Hamilton Funds’ Directors are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES

AND THEIR NOMINEES

Please advise the relevant BNY Fund, in care of Citi Fund Services Ohio, Inc., 3455 Stelzer Road, Columbus, Ohio 43219, whether other persons are the beneficial owners of BNY Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Combined Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of BNY Fund shares.

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

COMPARISON OF THE BNY FUNDS AND THE DREYFUS FUNDS

Name of Funds	Page

BNY Hamilton Money Fund
and Dreyfus Institutional Reserves Money Fund	A-2

BNY Hamilton U.S. Government Money Fund
and Dreyfus Institutional Reserves Government Fund	A-12

BNY Hamilton Treasury Money Fund
and Dreyfus Institutional Reserves Treasury Fund	A-20

BNY Hamilton 100% Treasury Securities Money Fund
and Dreyfus Institutional Reserves Treasury Prime Fund	A-30

BNY Hamilton New York AMT-Free Municipal Money Fund
and Dreyfus New York AMT-Free Municipal Cash Management	A-39

•	BNY HAMILTON MONEY FUND AND DREYFUS INSTITUTIONAL RESERVES MONEY FUND

It is proposed that BNY Hamilton Money Fund (the “BNY Fund”) transfer all of its assets to Dreyfus Institutional Reserves Money Fund (the “Dreyfus Fund”), in exchange for Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities (the “Reorganization”). The Dreyfus Fund has been established solely for the purpose of effecting the BNY Fund’s Reorganization, and will carry on the business of the BNY Fund and will inherit the BNY Fund’s performance and financial records.

It is contemplated that each shareholder will receive for his or her BNY Fund shares a number of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares (or fractions thereof) of the Dreyfus Fund equal in value to the aggregate net asset value of the shareholder’s Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, respectively, as of the date of the Reorganization.

Goal/Approach. The Dreyfus Fund and the BNY Fund have the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the Dreyfus Fund, like the BNY Fund, will invest in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities
•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches
•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
•	municipal securities
•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies
•	repurchase agreements, including tri-party repurchase agreements

The Dreyfus Fund, like the BNY Fund, also may invest in asset-backed securities and short-term debt securities issued by multinational organizations such as the World Bank. Each fund may invest more than 25% of its net assets in bank obligations.

Generally, the Dreyfus Fund, like the BNY Fund, will be required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by the fund’s investment adviser, with the remainder invested in securities with the second-highest credit rating.

Each fund is a “diversified” fund, which means that the fund will not, with respect to 75% of its total assets, invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

Main Risks. Because each fund is a money market fund with the same investment objective and substantially similar investment policies and restrictions, the principal risks associated with an investment in the BNY Fund and the Dreyfus Fund are substantially similar, although they may be described differently in the relevant Prospectus. These risks, as primarily described in the Dreyfus Fund’s Prospectuses, are discussed below. Although the Dreyfus Fund, like the BNY Fund, will seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Dreyfus Fund, as it is by investing in the BNY Fund. Additionally, the Dreyfus Fund’s yield, like that of the BNY Fund, will fluctuate as the short-term securities in the fund’s portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the Dreyfus Fund’s or the BNY Fund’s income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop
•	interest rates could drop, thereby reducing the fund’s yield
•	any of the fund’s holdings could have its credit rating downgraded or could default
•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
•

the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of a fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Management Fee. The BNY Fund has agreed to pay BNY an investment advisory fee at the annual rate of 0.07% of the value of the BNY Fund’s average daily net assets and an administration fee at the annual rate of 0.05% of the value of the BNY Fund’s average daily net assets. Unlike the arrangements between most investment advisers and the funds they manage, the Dreyfus Fund has agreed to pay Dreyfus a “unitary” management fee at the annual rate of 0.14% of the value of the Dreyfus Fund’s average daily net assets. Under the unitary fee structure, Dreyfus pays all of the Dreyfus Fund’s expenses except for the Dreyfus Fund’s management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the Independent Board Members, fees and expenses of independent counsel to the Independent Board Members, and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the Independent Board Members (including counsel fees), Dreyfus is contractually required to reduce its fee by an amount equal to the Dreyfus Fund’s allocable share of such fees and expenses. Although the annual rate of the management fee payable to Dreyfus by the Dreyfus Fund exceeds the aggregate annual rate of fees payable by the BNY Fund to BNY for the provision of investment advisory and administration services, the total annual fund operating expenses of each class of shares of the Dreyfus Fund are expected to be no more than those of the corresponding class of shares of the BNY Fund, as of January 31, 2008.

Expenses. The fees and expenses set forth below are based on net assets and accruals of the BNY Fund and the estimated net assets and accruals of the Dreyfus Fund, as of January 31, 2008. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and accruals of the BNY Fund and the Dreyfus Fund, as of January 31, 2008, as adjusted showing the effect of the Reorganization had the Reorganization occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Fund for the two-year period after the Reorganization, so that the direct expenses of each class of the Dreyfus Fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the total operating expenses listed in the fee table for the corresponding class of the BNY Fund.

Annual Fund Operating Expenses

(expenses paid from fund assets)

(percentage of average daily net assets):

	BNY Fund Institutional Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	none	none	none
Shareholder services fee	none	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.14%	0.14%	0.14%

	BNY Fund Hamilton Shares	Dreyfus Fund Hamilton Shares	Pro Forma After Reorganization Dreyfus Fund Hamilton Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	none	0.05%	0.05%
Shareholder services fee	0.05%	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.19%	0.19%	0.19%

	BNY Fund Agency Shares	Dreyfus Fund Agency Shares	Pro Forma After Reorganization Dreyfus Fund Agency Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	none	0.15%	0.15%
Shareholder services fee	0.15%	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.29%	0.29%	0.29%

	BNY Fund Premier Shares	Dreyfus Fund Premier Shares	Pro Forma After Reorganization Dreyfus Fund Premier Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	none	0.30%	0.30%
Shareholder services fee	0.30%	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.44%	0.44%	0.44%

	BNY Fund Classic Shares	Dreyfus Fund Classic Shares	Pro Forma After Reorganization Dreyfus Fund Classic Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	0.25%	0.55%	0.55%
Shareholder services fee	0.30%	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.69%	0.69%	0.69%

_______________________

1 The management fee for the Dreyfus Fund, in addition to investment advisory services, covers administration fees and certain other fund expenses, which are included for the BNY Fund under “Other expenses.”

2 “Other expenses” for the Dreyfus Fund are based on estimates for the current fiscal year. Subject to the unitary fee arrangement, actual expenses may be greater than the amounts listed in the table.

Expense example

This example shows what you could pay in expenses over time. The example uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

BNY Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
1 Year	$14	$19	$30	$45	$70
3 Years	$45	$61	$93	$141	$221
5 Years	$79	$107	$163	$246	$384
10 Years	$179	$243	$368	$555	$859

Dreyfus Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
1 Year	$14	$19	$30	$45	$70
3 Years	$45	$61	$93	$141	$221
5 Years	$79	$107	$163	$246	$384
10 Years	$179	$243	$368	$555	$859

Pro Forma After Reorganization Dreyfus Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
1 Year	$14	$19	$30	$45	$70
3 Years	$45	$61	$93	$141	$221
5 Years	$79	$107	$163	$246	$384
10 Years	$179	$243	$368	$555	$859

Past Performance. Performance information for the Dreyfus Fund is not presented because the Dreyfus Fund has not yet commenced operations. As accounting successor to the BNY Fund, the Dreyfus Fund will assume the BNY Fund’s historical performance after the Reorganization. The bar chart and table below illustrate the risks of investing in the Dreyfus Fund and the BNY Fund. The bar chart shows the changes in the performance of the BNY Fund’s Hamilton shares from year to year. The table shows the average annual total returns of each class of shares of the BNY Fund over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund’s other share classes because of differences in expenses.

BNY Fund — Hamilton Shares

Year-by-year total returns as of 12/31 each year (%)

+5.41	+5.03	+6.31	+4.09	+1.66	+0.99	+1.19	+3.09	+5.00	+5.25
‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07

Best Quarter:	Q3 ‘00	+1.62%
Worst Quarter:	Q1 ‘04	+0.21%

The year-to-date total return of the BNY Fund’s Hamilton shares as of 3/31/08 was ____%.

BNY Fund

Average annual total returns as of 12/31/07

Share Class/ Inception Date	1 Year	5 Years	10 Years	Since Inception
Hamilton shares (8/7/92)	5.25%	3.09%	3.79%	N/A
Institutional shares (11/17/05)	5.30%	N/A	N/A	5.11%
Agency shares (7/12/06)	5.15%	N/A	N/A	5.17%
Premier shares (8/15/94)	4.99%	2.83%	3.53%	N/A
Classic shares (12/4/95)	4.73%	2.58%	3.26%	N/A

Capitalization. The Dreyfus Fund has classified its shares into five classes – Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares—which have not yet been offered to the public. The BNY Fund has classified its shares into five classes – Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares. Holders of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares of the BNY Fund will receive Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, respectively, of the Dreyfus Fund in the Reorganization. The following table sets forth, as of December 31, 2007, (1) the capitalization of each class of the BNY Fund’s shares, (2) the capitalization of each class of the Dreyfus Fund’s shares and (3) the pro forma capitalization of each class of the Dreyfus Fund’s shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	BNY Fund Institutional Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Total net assets	$3,500,460,818	$0	$3,500,460,818
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	3,500,508,534	0	3,500,508,534

	BNY Fund Hamilton Shares	Dreyfus Fund Hamilton Shares	Pro Forma After Reorganization Dreyfus Fund Hamilton Shares
Total net assets	$4,545,664,658	$0	$4,545,664,658
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	4,546,687,924	0	4,546,687,924

	BNY Fund Agency Shares	Dreyfus Fund Agency Shares	Pro Forma After Reorganization Dreyfus Fund Agency Shares
Total net assets	$509,873,972	$0	$509,873,972
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	509,875,074	0	509,875,074

	BNY Fund Premier Shares	Dreyfus Fund Premier Shares	Pro Forma After Reorganization Dreyfus Fund Premier Shares
Total net assets	$2,396,846,856	$0	$2,396,846,856
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	2,397,566,026	0	2,397,566,026

	BNY Fund Classic Shares	Dreyfus Fund Classic Shares	Pro Forma After Reorganization Dreyfus Fund Classic Shares
Total net assets	$1,078,223,945	$0	$1,078,223,945
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	1,078,495,941	0	1,078,495,941

The BNY Fund’s total net assets (attributable to Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares), as of December 31, 2007, were approximately $12.031 billion. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund will invest in the same portfolio of securities.

Pertaining to Share Ownership. As of February 29, 2008, the following numbers of BNY Fund shares were issued and outstanding:

Institutional Shares Outstanding	Hamilton Shares Outstanding	Agency Shares Outstanding	Premier Shares Outstanding	Classic Shares Outstanding
3,432,833,327.390	5,293,087,463.890	451,401,999.890	3,044,298,327.370	1,002,946,453.470

As of February 29, 2008, the following shareholders were known by the BNY Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the BNY Fund, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the indicated class of the Dreyfus Fund:

Percentage of Outstanding Shares
Name and Address	Before and After Reorganization
Institutional Shares

Swift VIII Reserve Fund
General Motors Acceptance Corp.
200 Renaissance Center
P.O. Box 200
Detroit, MI 48265	8.94%

Hamilton Shares

One Wall Street Corporation
32 Old Slip – 15th Floor
New York, NY 10286	7.81%

The Bank of New York
Grange Primary Trust
601 Travis – 16th Floor
Houston, TX 77002	7.55%

Agency Shares

IMPA 2007A – Various Accounts
Indiana Municipal Power Agency
c/o Senior Accountant
11610 N. College Ave.
Carmel, IN 46032	65.38%

Premier Shares

DCMOT Excess Funding Account
Carco Trust
Carco Securitization Accounting
27777 Inkster Rd.
Farmington Hills, MI 48334	24.58%

Classic Shares

The Bank of New York
Lexington Capital Partners VLP
660 Madison Avenue – 23rd Floor
New York, NY 10065	5.59%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the fund.

As of February 29, 2008, Board members and officers of the BNY Hamilton Funds, as a group, owned less than 1% of the BNY Fund’s outstanding shares.

•       BNY HAMILTON U.S. GOVERNMENT MONEY FUND AND DREYFUS INSTITUTIONAL RESERVES GOVERNMENT FUND

It is proposed that BNY Hamilton U.S. Government Money Fund (the “BNY Fund”) transfer all of its assets to Dreyfus Institutional Reserves Government Fund (the “Dreyfus Fund”), in exchange for Institutional shares, Hamilton shares, Agency shares and Premier shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities (the “Reorganization”). The Dreyfus Fund has been established solely for the purpose of effecting the BNY Fund’s Reorganization, and will carry on the business of the BNY Fund and will inherit the BNY Fund’s performance and financial records.

It is contemplated that each shareholder will receive for his or her BNY Fund shares a number of Institutional shares, Hamilton shares, Agency shares and Premier shares (or fractions thereof) of the Dreyfus Fund equal in value to the aggregate net asset value of the shareholder’s Institutional shares, Hamilton shares, Agency shares and Premier shares, respectively, as of the date of the Reorganization.

Goal/Approach. The Dreyfus Fund and the BNY Fund have the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the Dreyfus Fund, like the BNY Fund, will invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. These securities include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. The Dreyfus Fund, like the BNY Fund also may invest in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other U.S. government securities.

Main Risks. Because each fund is a money market fund with the same investment objective and substantially similar investment policies and restrictions, the principal risks associated with an investment in the BNY Fund and the Dreyfus Fund are substantially similar, although they may be described differently in the relevant Prospectus. These risks, as primarily described in the Dreyfus Fund’s Prospectuses, are discussed below. Although the Dreyfus Fund, like the BNY Fund, will seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Dreyfus Fund, as it is by investing in the BNY Fund. Additionally, the Dreyfus Fund’s yield, like that of the BNY Fund, will fluctuate as the short-term securities in the fund’s portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the Dreyfus Fund’s or the BNY Fund’s income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop
•	interest rates could drop, thereby reducing the fund’s yield
•

a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

•

certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Management Fee. The BNY Fund has agreed to pay BNY an investment advisory fee at the annual rate of 0.08% of the value of the BNY Fund’s average daily net assets and an administration fee at the annual rate of 0.05% of the value of the BNY Fund’s average daily net assets. Unlike the arrangements between most investment advisers and the funds they manage, the Dreyfus Fund has agreed to pay Dreyfus a “unitary” management fee at the annual rate of 0.16% of the value of the Dreyfus Fund’s average daily net assets. Under the unitary fee structure, Dreyfus pays all of the Dreyfus Fund’s expenses except for the Dreyfus Fund’s management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the Independent Board Members, fees and expenses of independent counsel to the Independent Board Members, and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the Independent Board Members (including counsel fees), Dreyfus is contractually required to reduce its fee by an amount equal to the Dreyfus Fund’s allocable share of such fees and expenses. Although the annual rate of the management fee payable to Dreyfus by the Dreyfus Fund exceeds the aggregate annual rate of fees payable by the BNY Fund to BNY for the provision of investment advisory and administration services, the total annual fund operating expenses of each class of shares of the Dreyfus Fund are expected to be no more than those of the corresponding class of shares of the BNY Fund, as of January 31, 2008, after fee waivers and expense reimbursements.

Expenses. The fees and expenses set forth below are based on net assets and accruals of the BNY Fund and the estimated net assets and accruals of the Dreyfus Fund, as of January 31, 2008. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and accruals of the BNY Fund and the Dreyfus Fund, as of January 31, 2008, as adjusted showing the effect of the Reorganization had the Reorganization occurred on such date. Net operating expenses set forth below reflect current fee waiver and/or expense reimbursement arrangements in effect. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Fund for the two-year period after the Reorganization, so that the direct expenses of each class of the Dreyfus Fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the net operating expenses listed in the fee table for the corresponding class of the BNY Fund.

Annual Fund Operating Expenses

(expenses paid from fund assets)

(percentage of average daily net assets):

	BNY Fund Institutional Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Management fees	0.08%	0.16%[1]	0.16%[1]
Rule 12b-1 fee	none	none	none
Shareholder services fee	none	none	none
Other expenses	0.37%	0.00%[2]	0.00%[2]
Total	0.45%	0.16%	0.16%
Fee waiver and/or expense reimbursement	(0.29)%	N/A	N/A
Net operating expenses	0.16%	0.16%	0.16%

	BNY Fund Hamilton Shares	Dreyfus Fund Hamilton Shares	Pro Forma After Reorganization Dreyfus Fund Hamilton Shares
Management fees	0.08%	0.16%[1]	0.16%[1]
Rule 12b-1 fee	none	0.04%	0.04%
Shareholder services fee	0.05%	none	none
Other expenses	0.37%	0.00%[2]	0.00%[2]
Total	0.50%	0.20%	0.20%
Fee waiver and/or expense reimbursement	(0.30)%	N/A	N/A
Net operating expenses	0.20%	0.20%	0.20%

	BNY Fund Agency Shares	Dreyfus Fund Agency Shares	Pro Forma After Reorganization Dreyfus Fund Agency Shares
Management fees	0.08%	0.16%[1]	0.16%[1]
Rule 12b-1 fee	none	0.14%	0.14%
Shareholder services fee	0.15%	none	none
Other expenses	0.37%	0.00%[2]	0.00%[2]
Total	0.60%	0.30%	0.30%
Fee waiver and/or expense reimbursement	(0.30)%	N/A	N/A
Net operating expenses	0.30%	0.30%	0.30%

	BNY Fund Premier Shares	Dreyfus Fund Premier Shares	Pro Forma After Reorganization Dreyfus Fund Premier Shares
Management fees	0.08%	0.16%[1]	0.16%[1]
Rule 12b-1 fee	none	0.29%	0.29%
Shareholder services fee	0.30%	none	none
Other expenses	0.37%	0.00%[2]	0.00%[2]
Total	0.75%	0.45%	0.45%
Fee waiver and/or expense reimbursement	(0.30)%	N/A	N/A
Net operating expenses	0.45%	0.45%	0.45%

_______________________

1 The management fee for the Dreyfus Fund, in addition to investment advisory services, covers administration fees and certain other fund expenses, which are included for the BNY Fund under “Other expenses.”

2 “Other expenses” for the Dreyfus Fund are based on estimates for the current fiscal year. Subject to the unitary fee arrangement, actual expenses may be greater than the amounts listed in the table.

Expense example

This example shows what you could pay in expenses over time. The example uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five-, and ten-years examples for the BNY Fund are based on net operating expenses, which reflect the fee waiver/expense reimbursement arrangement in effect for the BNY Fund. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

BNY Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares
1 Year	$16	$20	$31	$46
3 Years	$115	$130	$162	$210
5 Years	$223	$250	$305	$387
10 Years	$539	$599	$721	$902

Dreyfus Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares
1 Year	$16	$20	$31	$46
3 Years	$52	$64	$97	$144
5 Years	$90	$113	$169	$252
10 Years	$205	$255	$381	$567

Pro Forma After Reorganization Dreyfus Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares
1 Year	$16	$20	$31	$46
3 Years	$52	$64	$97	$144
5 Years	$90	$113	$169	$252
10 Years	$205	$255	$381	$567

Past Performance. Performance information for the Dreyfus Fund is not presented because the Dreyfus Fund has not yet commenced operations. As accounting successor to the BNY Fund, the Dreyfus Fund will assume the BNY Fund’s historical performance after the Reorganization. The bar chart and table below illustrate the risks of investing in the Dreyfus Fund and the BNY Fund. The bar chart shows the performance of the BNY Fund’s Institutional shares for its first full calendar year of operations. The table shows the average annual total returns of the BNY Fund’s Institutional shares and Premier shares over time. All returns assume reinvestment of dividends and distributions. As the BNY Fund’s Hamilton shares and Agency shares have less than one full calendar year of performance, no performance information is given for Hamilton shares and Agency shares. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund’s other share classes because of differences in expenses.

BNY Fund — Institutional Shares

Year-by-year total returns as of 12/31 each year (%)

+5.06
‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07

Best Quarter:	Q2 ‘07	+1.28%
Worst Quarter:	Q4 ‘07	+1.13%

The year-to-date total return of the BNY Fund’s Institutional shares as of 3/31/08 was ____%.

BNY Fund

Average annual total returns as of 12/31/07

Share Class/ Inception Date	1 Year	Since Inception
Institutional shares (11/1/06)	5.06%	5.10%
Premier shares (11/29/06)	4.76%	4.79%

Capitalization. The Dreyfus Fund has classified its shares into four classes – Institutional shares, Hamilton shares, Agency shares and Premier shares—which have not yet been offered to the public. The BNY Fund has classified its shares into five classes – Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares. There are no Classic shares outstanding. Holders of Institutional shares, Hamilton shares, Agency shares and Premier shares of the BNY Fund will receive Institutional shares, Hamilton shares, Agency shares and Premier shares, respectively, of the Dreyfus Fund in the Reorganization. The following table sets forth, as of December 31, 2007, (1) the capitalization of the BNY Fund’s Institutional shares and Premier shares, (2) the capitalization of the Dreyfus Fund’s Institutional shares and Premier shares and (3) the pro forma capitalization of the Dreyfus Fund’s Institutional shares and Premier shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	BNY Fund Institutional Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Total net assets	$57,974,838	$0	$57,974,838
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	57,974,838	0	57,974,838

	BNY Fund Hamilton Shares	Dreyfus Fund Hamilton Shares	Pro Forma After Reorganization Dreyfus Fund Hamilton Shares
Total net assets	$10	$0	$10
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	10	0	10

	BNY Fund Agency Shares	Dreyfus Fund Agency Shares	Pro Forma After Reorganization Dreyfus Fund Agency Shares
Total net assets	$10	$0	$10
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	10	0	10

	BNY Fund Premier Shares	Dreyfus Fund Premier Shares	Pro Forma After Reorganization Dreyfus Fund Premier Shares
Total net assets	$7,267,309	$0	$7,267,309
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	7,267,340	0	7,267,340

The BNY Fund’s total net assets (attributable to Institutional shares and Premier shares), as of December 31, 2007, were approximately $65 million. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund will invest in the same portfolio of securities.

Pertaining to Share Ownership. As of February 29, 2008, the following numbers of BNY Fund shares were issued and outstanding:

Institutional Shares Outstanding	Hamilton Shares Outstanding	Agency Shares Outstanding	Premier Shares Outstanding
57,919,732.470	10.000	10.000	8,214,860.370

As of February 29, 2008, the following shareholders were known by the BNY Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the BNY Fund, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the indicated class of the Dreyfus Fund:

Percentage of Outstanding Shares
Name and Address	Before and After Reorganization
Institutional Shares

The Bank of New York
Attn: Thomas Mastro
One Wall Street
New York, NY 10286	91.80%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the fund.

As of February 29, 2008, Board members and officers of the BNY Hamilton Funds, as a group, owned less than 1% of the BNY Fund’s outstanding shares.

•      BNY HAMILTON TREASURY MONEY FUND AND DREYFUS INSTITUTIONAL RESERVES
TREASURY FUND

It is proposed that BNY Hamilton Treasury Money Fund (the “BNY Fund”) transfer all of its assets to Dreyfus Institutional Reserves Treasury Fund (the “Dreyfus Fund”), in exchange for Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities (the “Reorganization”). The Dreyfus Fund has been established solely for the purpose of effecting the BNY Fund’s Reorganization, and will carry on the business of the BNY Fund and will inherit the BNY Fund’s performance and financial records.

It is contemplated that each shareholder will receive for his or her BNY Fund shares a number of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares (or fractions thereof) of the Dreyfus Fund equal in value to the aggregate net asset value of the shareholder’s Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, respectively, as of the date of the Reorganization.

Goal/Approach. The Dreyfus Fund and the BNY Fund have the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the Dreyfus Fund, like the BNY Fund, will invest only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

Main Risks. Because each fund is a money market fund with the same investment objective and substantially similar investment policies and restrictions, the principal risks associated with an investment in the BNY Fund and the Dreyfus Fund are substantially similar, although they may be described differently in the relevant Prospectus. These risks, as primarily described in the Dreyfus Fund’s Prospectuses, are discussed below. Although the Dreyfus Fund, like the BNY Fund, will seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Dreyfus Fund, as it is by investing in the BNY Fund. Additionally, the Dreyfus Fund’s yield, like that of the BNY Fund, will fluctuate as the short-term securities in the fund’s portfolio mature and the proceeds are reinvested in securities with different interest rates.

The Dreyfus Fund, like the BNY Fund, is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Dreyfus Fund, like the BNY Fund, is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Management Fee. The BNY Fund has agreed to pay BNY an investment advisory fee at the annual rate of 0.07% of the value of the BNY Fund’s average daily net assets and an administration fee at the annual rate of 0.05% of the value of the BNY Fund’s average daily net assets. Unlike the arrangements between most investment advisers and the funds they manage, the Dreyfus Fund has agreed to pay Dreyfus a “unitary” management fee at the annual rate of 0.14% of the value of the Dreyfus Fund’s average daily net assets. Under the unitary fee structure, Dreyfus pays all of the Dreyfus Fund’s expenses except for the Dreyfus Fund’s management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the Independent Board Members, fees and expenses of independent counsel to the Independent Board Members, and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the Independent Board Members (including counsel fees), Dreyfus is contractually required to reduce its fee by an amount equal to the Dreyfus Fund’s allocable share of such fees and expenses. Although the annual rate of the management fee payable to Dreyfus by the Dreyfus Fund exceeds the aggregate annual rate of fees payable by the BNY Fund to BNY for the provision of investment advisory and administration services, the total annual fund operating expenses of each class of shares of the Dreyfus Fund are expected to be no more than than those of the corresponding class of shares of the BNY Fund, as of January 31, 2008.

Expenses. The fees and expenses set forth below are based on net assets and accruals of the BNY Fund and the estimated net assets and accruals of the Dreyfus Fund, as of January 31, 2008. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and accruals of the BNY Fund and the Dreyfus Fund, as of January 31, 2008, as adjusted showing the effect of the Reorganization had the Reorganization occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Fund for the two-year period after the Reorganization, so that the direct expenses of each class of the Dreyfus Fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the total operating expenses listed in the fee table for the corresponding class of the BNY Fund.

Annual Fund Operating Expenses

(expenses paid from fund assets)

(percentage of average daily net assets):

	BNY Fund Institutional Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	none	none	none
Shareholder services fee	none	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.14%	0.14%	0.14%

	BNY Fund Hamilton Shares	Dreyfus Fund Hamilton Shares	Pro Forma After Reorganization Dreyfus Fund Hamilton Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	none	0.05%	0.05%
Shareholder services fee	0.05%	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.19%	0.19%	0.19%

	BNY Fund Agency Shares	Dreyfus Fund Agency Shares	Pro Forma After Reorganization Dreyfus Fund Agency Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	none	0.15%	0.15%
Shareholder services fee	0.15%	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.29%	0.29%	0.29%

	BNY Fund Premier Shares	Dreyfus Fund Premier Shares	Pro Forma After Reorganization Dreyfus Fund Premier Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	none	0.30%	0.30%
Shareholder services fee	0.30%	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.44%	0.44%	0.44%

	BNY Fund Classic Shares	Dreyfus Fund Classic Shares	Pro Forma After Reorganization Dreyfus Fund Classic Shares
Management fees	0.07%	0.14%[1]	0.14%[1]
Rule 12b-1 fee	0.25%	0.55%	0.55%
Shareholder services fee	0.30%	none	none
Other expenses	0.07%	0.00%[2]	0.00%[2]
Total	0.69%	0.69%	0.69%

_______________________

1 The management fee for the Dreyfus Fund, in addition to investment advisory services, covers administration fees and certain other fund expenses, which are included for the BNY Fund under “Other expenses.”

2 “Other expenses” for the Dreyfus Fund are based on estimates for the current fiscal year. Subject to the unitary fee arrangement, actual expenses may be greater than the amounts listed in the table.

Expense example

This example shows what you could pay in expenses over time. The example uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

BNY Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
1 Year	$14	$19	$30	$45	$70
3 Years	$45	$61	$93	$141	$221
5 Years	$79	$107	$163	$246	$384
10 Years	$179	$243	$368	$555	$859

Dreyfus Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
1 Year	$14	$19	$30	$45	$70
3 Years	$45	$61	$93	$141	$221
5 Years	$79	$107	$163	$246	$384
10 Years	$179	$243	$368	$555	$859

Pro Forma After Reorganization Dreyfus Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
1 Year	$14	$19	$30	$45	$70
3 Years	$45	$61	$93	$141	$221
5 Years	$79	$107	$163	$246	$384
10 Years	$179	$243	$368	$555	$859

Past Performance. Performance information for the Dreyfus Fund is not presented because the Dreyfus Fund has not yet commenced operations. As accounting successor to the BNY Fund, the Dreyfus Fund will assume the BNY Fund’s historical performance after the Reorganization. The bar chart and table below illustrate the risks of investing in the Dreyfus Fund and the BNY Fund. The bar chart shows the changes in the performance of the BNY Fund’s Hamilton shares from year to year. The table shows the average annual total returns of each class of shares of the BNY Fund over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund’s other share classes because of differences in expenses.

BNY Fund — Hamilton Shares

Year-by-year total returns as of 12/31 each year (%)

+5.25	+4.79	+6.09	+3.94	+1.54	+0.91	+1.07	+2.90	+4.82	+4.78
‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07
Best Quarter:		Q3 ‘00	+1.58%
Worst Quarter:		Q1 ‘04	+0.19%

The year-to-date total return of the BNY Fund’s Hamilton shares as of 3/31/08 was ____%.

BNY Fund

Average annual total returns as of 12/31/07

Share Class/ Inception Date	1 Year	5 Years	10 Years	Since Inception
Hamilton shares (4/1/97)	4.78%	2.88%	3.59%	N/A
Institutional shares (11/17/05)	4.83%	N/A	N/A	4.79%
Agency shares (11/9/06)	4.67%	N/A	N/A	4.74%
Premier shares (4/1/97)	4.52%	2.63%	3.34%	N/A
Classic shares (4/30/99)	4.26%	2.38%	N/A	2.86%

Capitalization. The Dreyfus Fund has classified its shares into five classes – Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares—which have not yet been offered to the public. The BNY Fund has classified its shares into five classes – Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares. Holders of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares of the BNY Fund will receive Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares, respectively, of the Dreyfus Fund in the Reorganization. The following table sets forth, as of December 31, 2007, (1) the capitalization of each class of the BNY Fund’s shares, (2) the capitalization of each class of the Dreyfus Fund’s shares and (3) the pro forma capitalization of each class of the Dreyfus Fund’s shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	BNY Fund Institutional Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Total net assets	$369,937,422	$0	$369,937,422
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	369,955,783	0	369,955,783

BNY Fund Hamilton Shares	Dreyfus Fund Hamilton Shares	Pro Forma After Reorganization Dreyfus Fund Hamilton Shares
Total net assets	$1,304,609,715	$0	$1,304,609,715
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	1,304,674,613	0	1,304,674,613

	BNY Fund Agency Shares	Dreyfus Fund Agency Shares	Pro Forma After Reorganization Dreyfus Fund Agency Shares
Total net assets	$21,987,100	$0	$21,987,100
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	21,987,159	0	21,987,159

	BNY Fund Premier Shares	Dreyfus Fund Premier Shares	Pro Forma After Reorganization Dreyfus Fund Premier Shares
Total net assets	$2,134,581,431	$0	$2,134,581,431
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	2,134,903,472	0	2,134,903,472

	BNY Fund Classic Shares	Dreyfus Fund Classic Shares	Pro Forma After Reorganization Dreyfus Fund Classic Shares
Total net assets	$442,131,021	$0	$442,131,021
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	442,060,234	0	442,060,234

The BNY Fund’s total net assets (attributable to Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares), as of December 31, 2007, were approximately $4.273 billion. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund will invest in the same portfolio of securities.

Pertaining to Share Ownership. As of February 29, 2008, the following numbers of BNY Fund shares were issued and outstanding:

Institutional Shares Outstanding	Hamilton Shares Outstanding	Agency Shares Outstanding	Premier Shares Outstanding	Classic Shares Outstanding
232,952,626.910	1,158,273,232.180	20,160,223.440	2,153,828,597.010	448,427,549.280

As of February 29, 2008, the following shareholders were known by the BNY Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the BNY Fund, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the indicated class of the Dreyfus Fund:

Percentage of Outstanding Shares

Name and Address	Before and After Reorganization
Institutional Shares

TJUH PEDFA 2007 – Various Accounts
The Bank of New York Corp Trust
101 Barclay St. 8E
New York, NY 10286	41.92%

A.K. Steel Corp. – Various Accounts
BPARC
703 Curtis St.
Middletown, OH 45043	15.30%

LACMTA – Internal Manager Mfd
La County Metro Trans Authority
Attn: Treasury Department
1 Gateway Plz
Los Angeles, CA 90012	12.90%

Penn St Univ Bds Ser 07
Pennsylvania State University
408 Old Main
University Park, PA 16802	8.27%

Opportunity Village 07 Construction
8076 W. Sahara Ave., Ste. A
Las Vegas, NV 89117	8.21%

Hamilton Shares

BNP PARIBAS SA – Various Accounts
The Bank of New York Corp Trust
101 Barclay St. 8E
New York, NY 10286	12.13%

NY Power Authority OPEB
New York Power Authority
Accounting Department, 17th Floor
123 Main St.
White Plains, NY 10601	8.66%

Agency Shares

Marquette 2007B – Various Accounts
John Hansen
E Hall Room 215G
Milwaukee, WI 53201	34.29%

Marquette 2007A – Various Accounts
The Bank of New York Corp Trust
101 Barclay St. 8E
New York, NY 10286	16.93%

Loop 2007B ACQ & Construction Fund
The Bank of New York Corp Trust
101 Barclay St. 8E
New York, NY 10286	12.33%

Westfield Wash Sc 2007 – Safekeeping
Westfield Washington Schools
322 W. Main St.
Westfield, IN 46074	10.88%

RHS 2006 A&B – Various Accounts
Mr. Dick Diepeveen
350 N. Wall St.
Kankakee, IL 60901	8.74%

Medallion Custody
Renaissance Technologies Corp.
Michelle Foster
800 3rd Ave.
New York, NY 10022	6.96%

Premier Shares

Carlyle Loan Investment – Collateral
The Carlyle Group
520 Madison Ave. – Fl. 41
New York, NY 10022	10.29%

CSC Lodi Hospital – Various Accounts
California Health Facilities
915 Capitol Mall
Sacramento, CA 95814	6.57%

Classic Shares

The Bank of New York
Sol Goldman Investments
640 5th Ave.
New York, NY 10019	7.01%

Citi Fund Services Ohio Inc.
FBO The Heartland Shareholders
c/o Citi Corporate Finance
3435 Stelzer Road
Columbus, OH 43219	6.13%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the fund.

As of February 29, 2008, Board members and officers of the BNY Hamilton Funds, as a group, owned less than 1% of the BNY Fund’s outstanding shares.

•      BNY HAMILTON 100% U.S. TREASURY SECURITIES MONEY FUND AND DREYFUS INSTITUTIONAL RESERVES TREASURY PRIME FUND

It is proposed that BNY Hamilton 100% U.S. Treasury Securities Money Fund (the “BNY Fund”) transfer all of its assets to Dreyfus Institutional Reserves Treasury Prime Fund (the “Dreyfus Fund”), in exchange for Institutional shares, Hamilton shares, Agency shares and Premier shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities (the “Reorganization”). The Dreyfus Fund has been established solely for the purpose of effecting the BNY Fund’s Reorganization, and will carry on the business of the BNY Fund and will inherit the BNY Fund’s performance and financial records.

It is contemplated that each shareholder will receive for his or her BNY Fund shares a number of Institutional shares, Hamilton shares, Agency shares and Premier shares (or fractions thereof) of the Dreyfus Fund equal in value to the aggregate net asset value of the shareholder’s Institutional shares, Hamilton shares, Agency shares and Premier shares, respectively, as of the date of the Reorganization.

Goal/Approach. The Dreyfus Fund and the BNY Fund have the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the Dreyfus Fund, like the BNY Fund, will only invest in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

Main Risks. Because each fund is a money market fund with the same investment objective and substantially similar investment policies and restrictions, the principal risks associated with an investment in the BNY Fund and the Dreyfus Fund are substantially similar, although they may be described differently in the relevant Prospectus. These risks, as primarily described in the Dreyfus Fund’s Prospectuses, are discussed below. Although the Dreyfus Fund, like the BNY Fund, will seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Dreyfus Fund, as it is by investing in the BNY Fund. Additionally, the Dreyfus Fund’s yield, like that of the BNY Fund, will fluctuate as the short-term securities in the fund’s portfolio mature and the proceeds are reinvested in securities with different interest rates.

The Dreyfus Fund, like the BNY Fund, is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Management Fee. The BNY Fund has agreed to pay BNY an investment advisory fee at the annual rate of 0.08% of the value of the BNY Fund’s average daily net assets and an administration fee at the annual rate of 0.05% of the value of the BNY Fund’s average daily net assets. Unlike the arrangements between most investment advisers and the funds they manage, the Dreyfus Fund has agreed to pay Dreyfus a “unitary” management fee at the annual rate of 0.16% of the value of the Dreyfus Fund’s average daily net assets. Under the unitary fee structure, Dreyfus pays all of the Dreyfus Fund’s expenses except for the Dreyfus Fund’s management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the Independent Board Members, fees and expenses of independent counsel to the Independent Board Members, and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the Independent Board Members (including counsel fees), Dreyfus is contractually required to reduce its fee by an amount equal to the Dreyfus Fund’s allocable share of such fees and expenses. Although the annual rate of the management fee payable to Dreyfus by the Dreyfus Fund exceeds the aggregate annual rate of fees payable by the BNY Fund to BNY for the provision of investment advisory and administration services, the total annual fund operating expenses of each class of shares of the Dreyfus Fund are expected to be no more than those of the corresponding class of shares of the BNY Fund, as of January 31, 2008, after fee waivers and expense reimbursements.

Expenses. The fees and expenses set forth below are based on net assets and accruals of the BNY Fund and the estimated net assets and accruals of the Dreyfus Fund, as of January 31, 2008. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and accruals of the BNY Fund and the Dreyfus Fund, as of January 31, 2008, as adjusted showing the effect of the Reorganization had the Reorganization occurred on such date. Net operating expenses set forth below reflect current fee waiver and/or expense reimbursement arrangements in effect. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Fund for the two-year period after the Reorganization, so that the direct expenses of each class of the Dreyfus Fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the net operating expenses listed in the fee table for the corresponding class of the BNY Fund.

Annual Fund Operating Expenses

(expenses paid from fund assets)

(percentage of average daily net assets):

	BNY Fund Institutional Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Management fees	0.08%	0.16%[1]	0.16%[1]
Rule 12b-1 fee	none	none	none
Shareholder services fee	none	none	none
Other expenses	0.15%	0.00%[2]	0.00%[2]
Total	0.23%	0.16%	0.16%
Fee waiver and/or expense reimbursement	(0.07)%	N/A	N/A
Net operating expenses	0.16%	0.16%	0.16%

	BNY Fund Hamilton Shares	Dreyfus Fund Hamilton Shares	Pro Forma After Reorganization Dreyfus Fund Hamilton Shares
Management fees	0.08%	0.16%[1]	0.16%[1]
Rule 12b-1 fee	none	0.04%	0.04%
Shareholder services fee	0.05%	none	none
Other expenses	0.15%	0.00%[2]	0.00%[2]
Total	0.28%	0.20%	0.20%
Fee waiver and/or expense reimbursement	(0.08)%	N/A	N/A
Net operating expenses	0.20%	0.20%	0.20%

	BNY Fund Agency Shares	Dreyfus Fund Agency Shares	Pro Forma After Reorganization Dreyfus Fund Agency Shares
Management fees	0.08%	0.16%[1]	0.16%[1]
Rule 12b-1 fee	none	0.14%	0.14%
Shareholder services fee	0.15%	none	none
Other expenses	0.15%	0.00%[2]	0.00%[2]
Total	0.38%	0.30%	0.30%
Fee waiver and/or expense reimbursement	(0.08)%	N/A	N/A
Net operating expenses	0.30%	0.30%	0.30%

	BNY Fund Premier Shares	Dreyfus Fund Premier Shares	Pro Forma After Reorganization Dreyfus Fund Premier Shares
Management fees	0.08%	0.16%[1]	0.16%[1]
Rule 12b-1 fee	none	0.29%	0.29%
Shareholder services fee	0.30%	none	none
Other expenses	0.15%	0.00%[2]	0.00%[2]
Total	0.53%	0.45%	0.45%
Fee waiver and/or expense reimbursement	(0.08)%	N/A	N/A
Net operating expenses	0.45%	0.45%	0.45%

_______________________

1 The management fee for the Dreyfus Fund, in addition to investment advisory services, covers administration fees and certain other fund expenses, which are included for the BNY Fund under “Other expenses.”

2 “Other expenses” for the Dreyfus Fund are based on estimates for the current fiscal year. Subject to the unitary fee arrangement, actual expenses may be greater than the amounts listed in the table.

Expense example

This example shows what you could pay in expenses over time. The example uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five-, and ten-years examples for the BNY Fund are based on net operating expenses, which reflect the fee waiver/expense reimbursement arrangement in effect for the BNY Fund. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

BNY Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares
1 Year	$16	$20	$31	$46
3 Years	$67	$82	$114	$162
5 Years	$122	$149	$205	$288
10 Years	$286	$348	$473	$657

Dreyfus Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares
1 Year	$16	$20	$31	$46
3 Years	$52	$64	$97	$144
5 Years	$90	$113	$169	$252
10 Years	$205	$255	$381	$567

Pro Forma After Reorganization Dreyfus Fund
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares
1 Year	$16	$20	$31	$46
3 Years	$52	$64	$97	$144
5 Years	$90	$113	$169	$252
10 Years	$205	$255	$381	$567

Past Performance. Performance information for the Dreyfus Fund is not presented because the Dreyfus Fund has not yet commenced operations. As accounting successor to the BNY Fund, the Dreyfus Fund will assume the BNY Fund’s historical performance after the Reorganization. The bar chart and table below illustrate the risks of investing in the Dreyfus Fund and the BNY Fund. The bar chart shows the performance of the BNY Fund’s Institutional shares for its first full calendar year of operations. The table shows the average annual total returns of the BNY Fund’s Institutional shares and Premier shares over time. As the BNY Fund’s Hamilton shares and Agency shares have less than one full calendar year of performance, no performance information is given for Hamilton shares and Agency shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund’s other share classes because of differences in expenses.

BNY Fund — Institutional Shares

Year-by-year total returns as of 12/31 each year (%)

+4.55
‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07

Best Quarter:	Q1 ‘07	+1.21%
Worst Quarter:	Q4 ‘07	+0.92%

The year-to-date total return of the BNY Fund’s Institutional shares as of 3/31/08 was ____%.

BNY Fund

Average annual total returns as of 12/31/07

Share Class/ Inception Date	1 Year	Since Inception
Institutional shares (11/1/06)	4.55%	4.63%
Premier shares (12/29/06)	4.25%	4.26%

Capitalization. The Dreyfus Fund has classified its shares into four classes – Institutional shares, Hamilton shares, Agency shares and Premier shares—which have not yet been offered to the public. The BNY Fund has classified its shares into five classes – Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares. There are no Classic shares outstanding. Holders of Institutional shares, Hamilton shares, Agency shares and Premier shares of the BNY Fund will receive Institutional shares, Hamilton shares, Agency shares and Premier shares, respectively, of the Dreyfus Fund in the Reorganization. The following table sets forth, as of December 31, 2007, (1) the capitalization of the BNY Fund’s Institutional shares, Hamilton shares and Premier shares, (2) the capitalization of the Dreyfus Fund’s Institutional shares, Hamilton shares and Premier shares and (3) the pro forma capitalization of the Dreyfus Fund’s Institutional shares, Hamilton shares and Premier shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	BNY Fund Institutional Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Total net assets	$77,673,546	$0	$77,673,546
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	77,683,334	0	77,683,334

	BNY Fund Hamilton Shares	Dreyfus Fund Hamilton Shares	Pro Forma After Reorganization Dreyfus Fund Hamilton Shares
Total net assets	$13,805,733	$0	$13,805,733
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	13,806,626	0	13,806,626

	BNY Fund Agency Shares	Dreyfus Fund Agency Shares	Pro Forma After Reorganization Dreyfus Fund Agency Shares
Total net assets	$10	$0	$10
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	10	0	10

	BNY Fund Premier Shares	Dreyfus Fund Premier Shares	Pro Forma After Reorganization Dreyfus Fund Premier Shares
Total net assets	$102,368,446	$0	$102,368,446
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	102,372,244	0	102,372,244

The BNY Fund’s total net assets (attributable to Institutional shares, Hamilton shares and Premier shares), as of December 31, 2007, were approximately $193.8 million. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund will invest in the same portfolio of securities.

Pertaining to Share Ownership. As of February 29, 2008, the following numbers of BNY Fund shares were issued and outstanding:

Institutional Shares Outstanding	Hamilton Shares Outstanding	Agency Shares Outstanding	Premier Shares Outstanding
101,823,004.940	15,820,478.770	10.000	111,587,868.440

As of February 29, 2008, the following shareholders were known by the BNY Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the BNY Fund, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the indicated class of the Dreyfus Fund:

Percentage of Outstanding Shares
Name and Address	Before and After Reorganization
Institutional Shares

The Bank of New York
One Wall Street
New York, NY 10286	51.89%

The Bank of New York
John Overdeck
Prince Street Station
P.O. Box 80
New York, NY 10012	25.54%

The Bank of New York
David M. Siegel
Prince Street Station
P.O. Box 577
New York, NY 10012	19.53%

Hamilton Shares

Project Nest
Bank of America/Capital Service Grp
Capital Servicing Group
900 W. Trade St., Ste. 650
Charlotte, NC 28255	60.33%

Robert A. Rosen
Florence Rosen JTWROS
33 South Service Road
Jericho, NY 11753	12.11%

David Blank
124 Brookside Drive
Greenwich, CT 06831	8.23%

Route 18 Associates
33 South Service Road
Jericho, NY 11753	5.65%

Premier Shares

Bay School Cops 2007A Project Account
Bay County School Board
1311 Balboa Ave.
Panama City, FL 32401	24.50%

Sigular Guff – Various Accounts
Sigular Guff & Company, LLC
825 3rd Ave.
New York, NY 10022	11.43%

Seminole – Various Accounts
School Board of Seminole Cnty
400 East Lake Mary Blvd.
Sanford, FL 32773	10.38%

Florida Proton Revenue Fund
Florida Proton Therapy Institute
P.O. Box 100215
Gainesville, FL 32610	6.58%

Carmine Capossela/Wainwright
One Main Street
Brooklyn, NY 11202	5.59%

Russia Partners Company LP Account A
Sigular Guff & Company, LLC
825 3rd Ave.
New York, NY 10022	5.10%
Florida Proton 2007A DS Reserve Fund

Florida Proton Therapy Institute
2015 Jefferson St.
Jacksonville, FL 32206	5.02%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the fund.

As of February 29, 2008, Board members and officers of the BNY Hamilton Funds, as a group, owned less than 1% of the BNY Fund’s outstanding shares.

•     BNY HAMILTON NEW YORK AMT-FREE MUNICIPAL MONEY FUND AND DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT

It is proposed that BNY Hamilton New York AMT-Free Municipal Money Fund (the “BNY Fund”) transfer all of its assets to Dreyfus New York AMT-Free Municipal Cash Management (the “Dreyfus Fund”), in exchange for Institutional shares, Investor shares and Classic shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the BNY Fund’s stated liabilities (the “Reorganization”). The Dreyfus Fund has been established solely for the purpose of effecting the BNY Fund’s Reorganization, and will carry on the business of the BNY Fund and will inherit the BNY Fund’s performance and financial records.

It is contemplated that each shareholder will receive for his or her BNY Fund shares a number of Institutional shares, Investor shares and Classic shares (or fractions thereof) of the Dreyfus Fund equal in value to the aggregate net asset value of the shareholder’s Hamilton shares, Premier shares and Classic shares, respectively, as of the date of the Reorganization.

Goal/Approach. The Dreyfus Fund and the BNY Fund have a substantially similar investment objective and substantially similar investment management policies. The Dreyfus Fund seeks as high a level of current income exempt from federal and New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The BNY Fund seeks to provide shareholders with liquidity and as high a level of current income that is exempt from federal and New York state and New York city personal income taxes as is consistent with the preservation of capital.

To pursue its goal, the Dreyfus Fund, like the BNY Fund, normally will invest substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New York state and New York city personal income taxes. The Dreyfus Fund, like the BNY Fund, also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The Dreyfus Fund, like the BNY Fund, does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the Dreyfus Fund, as is the case with the BNY Fund, may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, each fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Main Risks. Because each fund is a money market fund with a substantially similar investment objective and substantially similar investment policies and restrictions, the principal risks associated with an investment in the BNY Fund and the Dreyfus Fund are substantially similar, although they may be described differently in the relevant Prospectus. These risks, as primarily described in the Dreyfus Fund’s Prospectuses, are discussed below. Although the Dreyfus Fund, like the BNY Fund, will seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Dreyfus Fund, as it is by investing in the BNY Fund. Additionally, the Dreyfus Fund’s yield, like that of the BNY Fund, will fluctuate as the short-term securities in the fund’s portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the Dreyfus Fund’s or the BNY Fund’s income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop
•	interest rates could drop, thereby reducing the fund’s yield
•	any of the fund’s holdings could have its credit rating downgraded or could default
•	New York’s economy and revenues underlying its municipal obligations may decline

•	the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although each fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the relevant investment adviser to be reliable), from federal and New York state and New York city personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Each fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management Fee. The BNY Fund has agreed to pay BNY an investment advisory fee at the annual rate of 0.10% of the value of the BNY Fund’s average daily net assets and an administration fee at the annual rate of 0.07% of the value of the BNY Fund’s average daily net assets. Under its agreement with Dreyfus, the Dreyfus Fund has agreed to pay Dreyfus a management fee for the provision of investment advisory and administration services at the annual rate of 0.20% of the value of the Dreyfus Fund’s average daily net assets. Although the management fee payable by the Dreyfus Fund is not a “unitary” fee, pursuant to an undertaking by Dreyfus, Dreyfus pays all of the Dreyfus Fund’s expenses directly, except for the Dreyfus Fund’s management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions and extraordinary expenses. Dreyfus has contractually committed to continue this undertaking until at least September 30, 2010. Although the annual rate of the management fee payable to Dreyfus by the Dreyfus Fund exceeds the aggregate annual rate of fees payable by the BNY Fund to BNY for the provision of investment advisory and administration services, the total annual fund operating expenses of each class of shares of the Dreyfus Fund are expected to be lower than those of the corresponding class of shares of the BNY Fund, as of January 31, 2008.

Expenses. The fees and expenses set forth below are based on net assets and accruals of the BNY Fund and the estimated net assets and accruals of the Dreyfus Fund, as of January 31, 2008. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and accruals of the BNY Fund and the Dreyfus Fund, as of January 31, 2008, as adjusted showing the effect of the Reorganization had the Reorganization occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Fund for the two-year period after the Reorganization, so that the direct expenses of each class of the Dreyfus Fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the total operating expenses listed in the fee table for the corresponding class of the BNY Fund.

Annual Fund Operating Expenses

(expenses paid from fund assets)

(percentage of average daily net assets):

BNY Fund Hamilton Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares

Management fees	0.10%	0.20%[1]	0.20%[1]
Rule 12b-1 fee	none	none	none
Shareholder services fee	none	none	none
Other expenses	0.14%	0.00%[2]	0.00%[2]
Total	0.24%	0.20%	0.20%

	BNY Fund Premier Shares	Dreyfus Fund Investor Shares	Pro Forma After Reorganization Dreyfus Fund Investor Shares
Management fees	0.10%	0.20%[1]	0.20%[1]
Rule 12b-1 fee	none	0.25%	0.25%
Shareholder services fee	0.25%	none	none
Other expenses	0.14%	0.00%[2]	0.00%[2]
Total	0.49%	0.45%	0.45%

	BNY Fund Classic Shares	Dreyfus Fund Classic Shares	Pro Forma After Reorganization Dreyfus Fund Classic Shares
Management fees	0.10%	0.20%[1]	0.20%[1]
Rule 12b-1 fee	0.25%	0.50%	0.50%
Shareholder services fee	0.25%	none	none
Other expenses	0.14%	0.00%[2]	0.00%[2]
Total	0.74%	0.70%	0.70%

_______________________

1 The management fee for the Dreyfus Fund, in addition to investment advisory services, covers administration fees and certain other fund expenses, which are included for the BNY Fund under “Other expenses.”

2 “Other expenses” for the Dreyfus Fund are based on estimates for the current fiscal year. Actual expenses may be greater than the amounts listed in the table.

Expense example

This example shows what you could pay in expenses over time. The example uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

BNY Fund
	Hamilton Shares	Premier Shares	Classic Shares
1 Year	$25	$50	$76
3 Years	$77	$157	$237
5 Years	$135	$274	$411
10 Years	$306	$616	$918

Dreyfus Fund
	Institutional Shares	Investor Shares	Classic Shares
1 Year	$20	$46	$72
3 Years	$64	$144	$224
5 Years	$113	$252	$390
10 Years	$255	$567	$871

Pro Forma After Reorganization Dreyfus Fund
	Institutional Shares	Investor Shares	Classic Shares
1 Year	$20	$46	$72
3 Years	$64	$144	$224
5 Years	$113	$252	$390
10 Years	$255	$567	$871

Past Performance. Performance information for the Dreyfus Fund is not presented because the Dreyfus Fund has not yet commenced operations. As accounting successor to the BNY Fund, the Dreyfus Fund will assume the BNY Fund’s historical performance after the Reorganization. The bar chart and table below illustrate the risks of investing in the Dreyfus Fund and the BNY Fund. The bar chart shows the changes in the performance of the BNY Fund’s Hamilton shares from year to year. The table shows the average annual total returns of each class of shares of the BNY Fund over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund’s other share classes because of differences in expenses.

BNY Fund — Hamilton Shares

Year-by-year total returns as of 12/31 each year (%)

					+0.74	+0.94	+2.16	+3.24	+3.42
‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07

Best Quarter:	Q2 ‘07	+0.87%
Worst Quarter:	Q3 ‘03	+0.14%

The year-to-date total return of the BNY Fund’s Hamilton shares as of 3/31/08 was ____%.

BNY Fund

Average annual total returns as of 12/31/07

Share Class/ Inception Date	1 Year	5 Years	Since Inception
Hamilton shares (3/28/02)	3.42%	2.09%	1.99%
Premier shares (2/25/02)	3.16%	1.84%	1.72%
Classic shares (4/1/02)	2.90%	1.60%	1.49%

Capitalization. The Dreyfus Fund has classified its shares into five classes – Institutional shares, Investor shares, Classic shares, Administrative shares and Participant shares—which have not yet been offered to the public. The BNY Fund has classified its shares into three classes – Hamilton shares, Premier shares and Classic shares. There will be no exchange of Administrative shares or Participant shares in the Reorganization. Holders of Hamilton shares, Premier shares and Classic shares of the BNY Fund will receive Institutional shares, Investor shares and Classic shares, respectively, of the Dreyfus Fund in the Reorganization. The following table sets forth, as of December 31, 2007, (1) the capitalization of each class of the BNY Fund’s shares, (2) the capitalization of each class of the Dreyfus Fund’s shares and (3) the pro forma capitalization of each class of the Dreyfus Fund’s shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	BNY Fund Hamilton Shares	Dreyfus Fund Institutional Shares	Pro Forma After Reorganization Dreyfus Fund Institutional Shares
Total net assets	$63,952,535	$0	$63,952,535
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	63,952,644	0	63,952,644

	BNY Fund Premier Shares	Dreyfus Fund Investor Shares	Pro Forma After Reorganization Dreyfus Fund Investor Shares
Total net assets	$138,681,344	$0	$138,681,344
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	138,684,122	0	138,684,122

	BNY Fund Classic Shares	Dreyfus Fund Classic Shares	Pro Forma After Reorganization Dreyfus Fund Classic Shares
Total net assets	$79,239,194	$0	$79,239,194
Net asset value per share	$1.00	N/A	$1.00
Shares outstanding	79,238,614	0	79,238,614

The BNY Fund’s total net assets (attributable to Hamilton shares, Premier shares and Classic shares), as of December 31, 2007, were approximately $281.9 million. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund will invest in the same portfolio of securities.

Pertaining to Share Ownership. As of February 29, 2008, the following numbers of BNY Fund shares were issued and outstanding:

Hamilton Shares Outstanding	Premier Shares Outstanding	Classic Shares Outstanding
63,366,760.100	98,601,958.220	67,042,145.420

As of February 29, 2008, the following shareholders were known by the BNY Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the BNY Fund, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the indicated class of the Dreyfus Fund:

Percentage of Outstanding Shares
Name and Address	Before and After Reorganization
Hamilton Shares

The Bank of New York
Muss Development
118-35 Queens Blvd.
Forest Hills, NY 11375	23.67%

Rivington R. Winant
215 E. 72nd St.
New York, NY 10021	13.42%

Kamran Hakim
3 West 57th Street
New York, NY 10019	13.29%

BNY Hamilton Intermediate Tax-Exempt
3435 Stelzer Road
Columbus, OH 43219	7.78%

The Bank of New York
Daniel Brodsky
Planned Development Management Corp.
c/o The Brodsky Organization
400 West 59th Street
New York, NY 10019	5.66%

Premier Shares

Pershing LLC
One Pershing Plaza – 14th Floor
Product Support
Jersey City, NJ 07399	22.06%

HHH LLC The MDE Group Inc.
115 E. 69th Street
New York, NY 10021	10.53%

HHH LLC Lehman Brothers
115 E. 69th Street
New York, NY 10021	9.75%

Classic Shares

The Bank of New York
Seymour Insurance Company
c/o The Durst Organization
1155 Avenue of the Americas
New York, NY 10036	8.38%

The Bank of New York
G.E. Capital Management and Advisors
767 5th Avenue, Suite 4600
New York, NY 10153	7.56%

The Bank of New York
Jerrold G. Levy
Julie Levy
10 Fox Run
Purchase, NY 10577	6.60%

The Bank of New York
John E. Baumgardner
c/o Sullivan & Cromwell
125 Broad Street
New York, NY 10004	6.33%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the fund.

As of February 29, 2008, Board members and officers of the BNY Hamilton Funds, as a group, owned less than 1% of the BNY Fund’s outstanding shares.

EXHIBIT B

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of _______, 2008

(the “Agreement”), between BNY HAMILTON FUNDS, INC. (the “Company”), a Maryland corporation, on behalf of _______ (the “Fund”), and __________ (the “Acquiring Company”), a Massachusetts business trust, on behalf of ___________ (the “Acquiring Fund”).

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund’s [List Classes] shares (“Acquiring Fund Shares”) of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of the liabilities of the Fund as described herein, and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Fund is a series of the Company, a registered, open-end management investment company, and the Acquiring Fund is a series of the Acquiring Company, a registered, open-end management investment company, and the Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Fund is properly treated as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, both the Fund and the Acquiring Fund are authorized to issue their shares of common stock and beneficial interest, respectively;

WHEREAS, the Company’s Board has determined that the Reorganization is in the best interests of the Fund and the Fund’s shareholders and that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Acquiring Company’s Board has determined that the Reorganization is in the best interests of the Acquiring Fund:

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

1.          THE REORGANZATION.

1.1       Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the stated liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) as of the close of business on the closing date (the “Closing Date”), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund’s account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

1.2       The assets of the Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other property belonging to the Fund, and any deferred or prepaid expenses, reflected on an unaudited statement of assets and liabilities of the Fund approved by The Dreyfus Corporation (“Dreyfus”), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied from the Fund’s prior audited period (the “Assets”).

1.3       The Fund will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date. The Acquiring Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund approved by Dreyfus, as of the Valuation Date, in accordance with GAAP consistently applied from the Fund’s prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

1.4       Delivery of the Assets of the Fund shall be made on the Closing Date and shall be delivered to [Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258/The Bank of New York, 100 Church Street, New York, New York 10286], the Acquiring Fund’s custodian (the “Custodian”), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

1.5       The Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

1.6       As soon after the Closing Date as is conveniently practicable, the Fund will distribute pro rata to holders of record of the Fund’s shares, determined as of the close of business on the Closing Date (“Fund Shareholders”), the [corresponding class of] Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1, and will completely liquidate and, promptly thereafter, terminate in accordance with applicable laws of the State of Maryland and federal securities laws. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund and will be null and void. Acquiring Fund Shares distributed to Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares; the Acquiring Fund will not issue share certificates in the Reorganization.

1.7       Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

1.8       Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the corresponding shares of the Fund on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.9       Any reporting responsibility of the Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund’s existence is terminated.

1.10      As soon as practicable after the Closing Date, the Company shall provide the Acquiring Company with copies of all books and records that pertain to the Fund that the Acquiring Company is required to maintain under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules of the Commission thereunder.

2.         VALUATION.

2.1       The value of the Fund’s Assets to be acquired, and the amount of the Fund’s liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of 5:00 p.m., Eastern time, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquiring Company’s Agreement and Declaration of Trust, as amended (the “Acquiring Company’s Charter”), and the then-current prospectus or statement of additional information of the Acquiring Fund, or such other valuation procedures as shall be mutually agreed upon by the parties hereto.

2.2       The value of the Fund’s assets and the value of the Acquiring Fund Shares for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of the Company and the Board of the Acquiring Company, respectively. Any provision in this Agreement to the contrary notwithstanding, if the difference between the per share net asset values of the Fund and the Acquiring Fund equals or exceeds $.0025 on the Valuation Date, as computed by using such market values in accordance with the policies and procedures established by the Acquiring Company (or as otherwise mutually determined by the Board of the Acquiring Company and the Board of the Company), either the Board of the Acquiring Company or the Board of the Company shall have the right to postpone the Closing Date until such time as the per share difference is less than $.0025.

2.3       The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund’s net assets shall be determined by dividing the value of the net assets of the applicable class of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share of the corresponding class, determined in accordance with paragraph 2.2.

2.4       All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Acquiring Fund.

3.        CLOSING AND CLOSING DATE.

3.1       The Closing Date shall be September 12, 2008, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 8th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

3.2       The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date. The Fund’s portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or with a permitted counterparty or futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered to the Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Custodian. The cash to be transferred by the Fund shall be delivered to the Custodian for the account of the Acquiring Fund by wire transfer of federal funds on the Closing Date.

3.3       If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

3.4       The Fund’s transfer agent shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund’s transfer agent shall issue and deliver to the Company’s Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Company that such Acquiring Fund Shares have been credited to the Fund’s account on the books of the Acquiring Fund.

3.5       At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

3.6       If the Fund is unable to make delivery to the Custodian pursuant to paragraph 3.2 of any of the Assets for the reason that any of such Assets have not yet been delivered to the Fund by the Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Fund shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Custodian, including broker confirmation slips.

4.        REPRESENTATIONS AND WARRANTIES.

4.1       The Company, on behalf of the Fund, represents and warrants to the Acquiring Company, on behalf of the Acquiring Fund, as follows:

(a) The Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

(b) The Company is registered under the 1940 Act as an open-end management investment company, and the Fund’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect. The Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Company’s Articles of Incorporation, as amended (the “Company’s Charter”), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Fund or by which the Fund is bound, nor will the execution, delivery and performance of this Agreement by the Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Fund or by which the Fund is bound.

(e) The Fund has no material contracts or other commitments that will be terminated with liability to the Fund on or prior to the Closing Date.

(f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and by state securities laws.

(g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Company’s knowledge threatened against the Fund or any of the Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Fund’s financial condition or the conduct of the Fund’s business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedule of Portfolio Investments (indicating their market values) of the Fund for the Fund’s fiscal year ended December 31, 2007 have been audited by Tait, Weller & Baker, LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such date, and there are no known contingent liabilities of the Fund as of such date not disclosed therein.

(i) Since December 31, 2007, there has not been any material adverse change in the Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statements of assets and liabilities referred to in paragraphs 1.3 and 4.1(h) hereof.

(j) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Company no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns.

(k) For each taxable year of its operation (including the taxable year ending at the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(l) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund’s shares, nor is there outstanding any security convertible into any of the Fund’s shares.

(m) On the Closing Date, the Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company’s Board and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(o) The information to be furnished by the Company, on behalf of the Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as amended or supplemented (the “Registration Statement”), as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conform and will conform, as it relates to the Company and the Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Company and the Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2       The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Company, on behalf of the Fund, as follows:

(a) The Acquiring Fund is a duly established and designated series of the Acquiring Company, a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

(b) The Acquiring Company is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund’s shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Company’s Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

(e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquiring Company’s knowledge threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.

(g) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date (including the shares of the Acquiring Fund to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Company’s Board and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(i) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Company and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Company and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. No representations and warranties in this paragraph 4.2 shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Fund furnished to the Acquiring Company by the Company.

(j) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Fund’s stated liabilities) will be issued in exchange for the Fund’s Assets in the Reorganization.

(k) The Acquiring Fund will not have had any assets (other than assets required to meet requirements of Section 14(a) of the 1940 Act) or operations at any time prior to the Closing Date. As of the time immediately following the Closing, the Fund’s shareholders will own all of the outstanding Acquiring Fund Shares. Upon filing of its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be treated as a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under the Code.

5.         COVENANTS OF THE COMPANY AND THE ACQUIRING COMPANY, ON BEHALF
                                            OF THE FUND AND THE ACQUIRING FUND, RESPECTIVELY.

5.1       The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, subject to paragraph 8.5, payment of customary dividends and other distributions and shareholder purchases and redemptions.

5.2       The Company will call a meeting of the Fund’s shareholders to consider and act upon this Agreement and to take all other lawful action reasonably necessary to obtain approval of the transactions contemplated herein.

5.3       Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4       As promptly as practicable, but in any case within sixty days after the Closing Date, the Company shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes and of any capital loss carryforwards and other items which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Company’s President or its Vice President and Treasurer.

5.5       The Company, on behalf of the Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement.

5.6       The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.7       The Company, on behalf of the Fund, covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.8       The Company, on behalf of the Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Fund shares.

5.9       As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.10      Each of the Fund and the Acquiring Fund and the Company and the Acquiring Company shall use its best efforts to cause the Reorganization to qualify, and will not (either before or after the Closing Date) knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code.

6.          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1       All representations and warranties of the Company, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2       The Company shall have delivered to the Acquiring Fund a statement of the Fund’s assets and liabilities, together with a list of the Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Company’s Treasurer.

6.3       The Acquiring Fund shall have received on the Closing Date an opinion of Ropes & Gray LLP, counsel to the Fund, in a form reasonably satisfactory to the Acquiring Company, substantially to the effect that:

That (a) the Company is a corporation validly existing under the laws of the State of Maryland and has the power to own all of its properties and assets and to carry on its business as a registered investment company as described in its current registration statement on Form N-1A and the Fund is a duly established and designated series of the Company; (b) this Agreement has been duly authorized, executed and delivered by the Company, on behalf of the Fund, and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Company, on behalf of the Acquiring Fund, is a valid and legally binding obligation of the Company, on behalf of the Fund, enforceable against the Company, with respect to the Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws affecting the rights and remedies of creditors or secured parties generally and general principles of equity; (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Company’s Charter or By-Laws or result in a material violation of the express terms of any agreement filed as an exhibit to the Company’s registration statement on Form N-1A to which the Fund is a party or by which it or its property is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or any judgment or decree known to such counsel to which the Fund is a party or by which it or its property is bound, under the express terms thereof; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Company, on behalf of the Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under the securities or blue sky laws of the various states (as to which such counsel need express no opinion); (e) to the knowledge of such counsel without investigation, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Fund or its assets or properties, pending or overtly threatened in writing on or before the effective date of the Registration Statement or the Closing Date that is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement that is not described or filed as required; and (f) the Company is registered with the Commission as an investment company under the 1940 Act, and, to the knowledge of such counsel (based solely on a telephone conversation with a member of the staff of the Commission), no order has been issued or proceeding instituted to suspend such registration.

Such counsel may rely as to matters governed by the laws of the State of Maryland on an opinion of Maryland counsel and/or certificates of officers or Board members of the Company. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Acquiring Company may reasonably request.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

6.4       The Company shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Company’s name by the Company’s President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Company, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1       All representations and warranties of the Acquiring Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

7.2       The Fund shall have received on the Closing Date an opinion of Stroock & Stroock & Lavan LLP, counsel to the Acquiring Fund, in a form satisfactory to the Company, substantially to the effect that:

That (a) the Acquiring Company is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust validly existing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as a registered investment company as described in its current registration statement on Form N-1A and the Acquiring Fund is a duly established and designated series of the Acquiring Company; (b) this Agreement has been duly authorized, executed and delivered by the Acquiring Company, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Company, on behalf of the Fund, is a valid and legally binding obligation of the Acquiring Company, on behalf of the Acquiring Fund, enforceable against the Acquiring Company, with respect to the Acquiring Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws affecting the rights and remedies of creditors or secured parties generally and general principles of equity; (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquiring Company’s Charter or By-Laws or result in a material violation of the express terms of any agreement filed as an exhibit to the Acquiring Company’s registration statement on Form N-1A to which the Acquiring Fund is a party or by which it or its property is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or any judgment or decree known to such counsel to which the Acquiring Fund is a party or by which it or its property is bound, under the express terms thereof; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Acquiring Company, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under the securities or blue sky laws of the various states (as to which such counsel need express no opinion); (e) to the knowledge of such counsel without investigation, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending or overtly threatened in writing on or before the effective date of the Registration Statement or the Closing Date that is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement that is not described or filed as required; and (f) the Acquiring Company is registered with the Commission as an investment company under the 1940 Act, and, to the knowledge of such counsel (based solely on a telephone conversation with a member of the staff of the Commission), no order has been issued or proceeding instituted to suspend such registration.

Such counsel may rely as to matters governed by the laws of the Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or Board members of the Acquiring Company. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Company may reasonably request.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

7.3       The Acquiring Company shall have delivered to the Fund on the Closing Date a certificate executed in the Acquiring Company’s name by the Acquiring Company’s President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Acquiring Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE
                                             ACQUIRING FUND.

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.1       This Agreement and the transactions contemplated herein shall have been approved by the Company’s Board and the Acquiring Company’s Board, and by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Company’s Charter and By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything in this Agreement to the contrary, neither the Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1.

8.2       On the Closing Date, no action, suit or other proceeding shall be pending or, to either party’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3       All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4       The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5       Prior to the Valuation Date, the Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

8.6       The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a) The transfer of all of the Fund’s assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be “a party to a reorganization”; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Fund Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Fund Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9.         ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

9.1       This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

9.2       The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

10.         TERMINATION OF AGREEMENT; EXPENSES.

10.1      This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Company or of the Acquiring Company, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund’s shareholders) if circumstances should develop that, in the opinion of the party’s Board, make proceeding with the Reorganization inadvisable.

10.2      If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this paragraph 10, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Acquiring Company or the Company, or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

10.3      Each of the Acquiring Company and the Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.4      Each party acknowledges that all expenses incurred in connection with the Reorganization will be borne by the Fund’s and Acquiring Fund’s respective investment adviser.

11.        AMENDMENTS.

This Agreement may be amended, modified and supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Acquiring Company; provided, however, that following the meeting of shareholders of the Fund referred to in paragraph 5.2, no such amendment may have a material adverse effect on the interests of the Fund Shareholders under this Agreement without their further approval.

12.         WAIVER.

At any time prior to the Closing Date, except as otherwise expressly provided, any of the foregoing conditions may be waived by the Board of the Company or of the Acquiring Company if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

13.         HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION
                                             OF LIABILITY.

13.1      The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2      This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

13.3      This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Company, on behalf of the Fund, and the Acquiring Company, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the State of Maryland and the Commonwealth of Massachusetts, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

13.4      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5      It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Company or the Acquiring Company, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Company’s Charter or the Acquiring Company’s Charter; a copy of the Acquiring Company Charter is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Acquiring Company’s principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

IN WITNESS WHEREOF, the Acquiring Company, on behalf of the Acquiring Fund, and the Company, on behalf of the Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

_____________, on behalf of ____________
By:	________________________________
J. David Officer,
President

ATTEST:
Jeff Prusnofsky,
Assistant Secretary

BNY HAMILTON FUNDS, INC., on behalf of BNY Hamilton ________ Fund
By:
Joseph Murphy,
President

ATTEST:
Jennifer English,
Secretary

EXHIBIT C(1)

DESCRIPTION OF CASH MANAGEMENT TRUST BOARD MEMBERS

Board Members of the Cash Management Trust, together with information as to their positions with the Cash Management Trust, principal occupations and other board memberships and affiliations are shown below.1

Name (Age) Position with the Cash Management Trust (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (64) Chairman of the Board (1995)	Corporate Director and Trustee

The Muscular Dystrophy Association, Director

Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

David W. Burke (71) Board Member (1994)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director

Isabel Dunst (61) Board Member (1991)	Partner, Hogan & Hartson	Union of Reform Judaism, a religious organization, Trustee

Warren B. Rudman (77) Board Member (1993)	Stonebridge International LLC, Co-Chairman Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul, Weiss, Rifkind, Wharton & Garrison, LLP	Boston Scientific, Director D.B. Zwirn & Co., Vice Chairman of the International Advisory Board

Philip L. Toia (74) Board Member (2007)	Private Investor	None

Benaree Pratt Wiley (61) Board Member (2007)

Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

President and CEO, The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)

Boston College, Trustee

Blue Cross Blue Shield of Massachusetts, Director

Commonwealth Institute, Director

Efficacy Institute, Director

PepsiCo African-American, Advisory Board

The Boston Foundation, Director

Harvard Business School Alumni Board, Director

_________________________

1  None of the Board members are "interested persons" of the Cash Management Trust, as defined in the 1940 Act.

EXHIBIT C(2)

DESCRIPTION OF RESERVES TRUST BOARD MEMBERS

Board Members of the Reserves Trust, together with information as to their positions with the Reserves Trust, principal occupations and other board memberships and affiliations are shown below.2

Name (Age) Position with Reserves Trust (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations
Joseph S. DiMartino (64) Chairman of the Board (2008)	Corporate Director and Trustee

The Muscular Dystrophy Association, Director

Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

Clifford L. Alexander, Jr. (74) Board Member (2008)	President of Alexander & Associates, Inc., a management consulting firm (January 1981 – present) Chairman of the Board of Moody’s Corporation (October 2000 – October 2003)	Mutual of America Life Insurance Company, Director

David W. Burke (71) Board Member (2008)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director

Whitney I. Gerard (73) Board Member (2008)	Partner of Chadbourne & Parke LLP	None

George L. Perry (74) Board Member (2008)	Economist and Senior Fellow at Brookings Institution	None

_________________________

2  None of the Board members are "interested persons" of the Reserves Trust, as defined in the 1940 Act.

BNY HAMILTON FUNDS, INC.

The undersigned shareholder of BNY Hamilton ________Fund (the “Fund”), a series of BNY Hamilton Funds, Inc. (the “Company”), hereby appoints _______________ and ____________, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of common stock of the Fund standing in the name of the undersigned at the close of business on April 14, 2008, at a Special Joint Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor East, New York, New York 10166, at 11:00 a.m., on Wednesday, July 16, 2008, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Combined Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE COMPANY’S BOARD OF DIRECTORS AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

1.	TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.
2.	INTERNET: Go to www.proxyweb.com, and follow the on-line directions.
3.	MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated:

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

Signature(s) (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Joint Meeting of Shareholders and Combined Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil.

Please do not use fine point pens.

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to _________Fund (the “Dreyfus Fund”), in exchange for ____ shares of the Dreyfus Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Dreyfus Fund of the Fund’s stated liabilities (the “Reorganization”). _____ shares of the Dreyfus Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Company.

FOR	AGAINST	ABSTAIN
☐	☐	☐

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Subject to Completion, March 26, 2008

STATEMENT OF ADDITIONAL INFORMATION
___________, 2008
Acquisition of the Assets of
BNY Hamilton Money Fund BNY Hamilton U.S. Government Money Fund BNY Hamilton Treasury Money Fund BNY Hamilton 100% U.S. Treasury Securities Money Fund (each, a Series of BNY Hamilton Funds, Inc.)
3425 Stelzer Road
Columbus, Ohio 43219
1-800-4269363
By and in Exchange for Institutional, Hamilton, Agency, Premier and Classic Shares of

Dreyfus Institutional Reserves Money Fund
Dreyfus Institutional Reserves Government Fund
Dreyfus Institutional Reserves Treasury Fund
Dreyfus Institutional Reserves Treasury Prime Fund
(each, a Series of Dreyfus Institutional Reserves Funds)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144
1-800-554-4611

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Combined Prospectus/Proxy Statement dated __________, 2008 relating specifically to the proposed transfer of all of the assets and liabilities of BNY Hamilton Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Treasury Money Fund and BNY Hamilton 100% U.S. Treasury Securities Money Fund (the “BNY Funds”), each a series of BNY Hamilton Funds, Inc. (the “Company”), in exchange for Institutional, Hamilton, Agency, Premier and Classic shares, as applicable, of Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (the “Funds”), each a series of Dreyfus Institutional Reserves Funds. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Fund’s Statement of Additional Information dated March __, 2008.
2.	The BNY Funds’ Annual Reports for the fiscal year ended December 31, 2007.
3.	The BNY Funds’ Statement of Additional Information, dated April 30, 2007.

The Combined Prospectus/Proxy Statement dated ___________, 2008 may be obtained by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144 or the BNY Fund at 3425 Stelzer Road, Columbus, Ohio 43219.

DOCUMENTS INCORPORATED BY REFERENCE

The BNY Funds’ Statement of Additional Information dated April 30, 2007 is incorporated herein by reference to the Company’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A, filed April 30, 2007 (File No. 33-47703). The financial statements of the BNY Funds are incorporated herein by reference to their Annual Reports dated December 31, 2007.

DREYFUS INSTITUTIONAL RESERVES FUNDS

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of the Registrant's Registration Statement on Form N-1A (File No. 333-148652) (the "Registration Statement"), filed January 14, 2008.

Item 16	Exhibits.

(1)	Registrant's Agreement and Declaration of Trust.*

(2)	Registrant's By-Laws.*

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Investment Advisory Agreement.*

(7)	Distribution Agreement.*

(8)	Not Applicable.

(9)	Custody Agreement.*

(10)(a)	Rule 12b-1 Plan.*

(10)(b)	Rule 18f-3 Plan.*

(11)	Opinion and Consent of Registrant's counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.***

(17)(a)	Forms of Proxy.*

(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, filed January 14, 2008 (File No. 333-148652).

_______________________

*	Filed herein or herewith.

**	To be filed by Post-Effective Amendment.
***	Filed as part of signature page.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 26th day of March, 2008.

DREYFUS INSTITUTIONAL RESERVES FUNDS By: /s/ J. David Officer J. David Officer, President

Power of Attorney

Each person whose signature appears below on this Registration Statement on Form N-14 hereby constitutes and appoints James Windels, Michael A. Rosenberg, Janette E. Farragher, Robert R. Mullery, Jeff Prusnofsky, James Bitetto and John B. Hammalian and each of them, with full power to act without the other, his/her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him/her and in his/her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his/her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer J. David Officer	President (Principal Executive Officer)	March 26, 2008

/s/ James Windels James Windels	Treasurer (Principal Accounting and Financial Officer)	March 26, 2008

/s/ Joseph S. DiMartino Joseph S. DiMartino	Chairman of the Board	March 26, 2008

/s/ Clifford L. Alexander Clifford L. Alexander	Board Member	March 26, 2008

/s/ David W. Burke David W. Burke	Board Member	March 26, 2008

/s/ Whitney I. Gerard Whitney I. Gerard	Board Member	March 26, 2008

/s/ George L. Perry George L. Perry	Board Member	March 26, 2008

Exhibit Index

(1)          Registrant's Agreement and Declaration of Trust

(2)          Registrant's By-Laws

(6)          Investment Advisory Agreement

(7)          Distribution Agreement

(9)          Custody Agreement

(10)(a)   Rule 12b-1 Plan

(10)(b)   Rule 18f-3 Plan

(11)        Opinion and Consent of Registrant's counsel

(14)        Consent of Independent Registered Public Accounting Firm